united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4221 North 203rd Street, Ste 100, Elkhorn, Nebraska 68022

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 10/31

Date of reporting period: 4/30/20

Item 1. Reports to Stockholders.

navigator FUNDS

Navigator Equity Hedged Fund		
Share Class	Ticker	Cusip
A share	NAVAX	66537X803
I share	NAVIX	66537X878
C share	NAVCX	66537X886

Navigator Duration Neutral Bond Fund		
Share Class	Ticker	Cusip
A share	NDNAX	66538B875
I share	NDNIX	66538B859
C share	NDNCX	66538B867

Navigator Sentry Managed Volatility Fund		
Share Class	Ticker	Cusip
A share	NVXAX	66538B644
I share	NVXIX	66538B628
C share	NVXCX	66538B636

Navigator Tactical Fixed Income Fund		
Share Class	Ticker	Cusip
A share	NTBAX	66538B594
I share	NTBIX	66538B578
C share	NTBCX	66538B586

Navigator Ultra Short Bond Fund		
Share Class	Ticker	Cusip
A share	NUSAX	66538J530
I share	NUSIX	66538J522

Semi-Annual Report

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website www.navigatorfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Funds documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Advised by:

Clark Capital Management Group

1-877-766-2264 • www.navigatorfunds.com

One Liberty Place | 53rd Floor | 1650 Market Street | Philadelphia, PA 19103 | 800.766.2264 | www.navigatorfunds.com

Navigator® Equity Hedged Fund

K. Sean Clark, CFA — Chief Investment Officer

The U.S. economy came into 2020 on solid footing with jobless claims and the unemployment rate hovering near 50-year lows, housing starts and building permits hitting cycle highs. It appeared that the U.S. economy was going to continue its record long expansion, but that all changed quickly. A global recessions and bear market took hold in March as governments around the world implemented social distancing and “shelter-in-place” restrictions to slow the spread of COVID-19. This is something that we have never seen before as it is a combination of global health and economic crisis that led to a market liquidity crisis.

Countries representing an estimated 92% of global GDP were placed under some form of social distancing restrictions. That caused a sudden stop of economic activity the likes of which we have never seen before. The US economy will likely suffer its largest ever quarterly decline in GDP in the second quarter. The Federal Reserve has gone all in. The Fed pulled out its entire playbook from 2008 and executed it in a matter of weeks. It dropped interest rates and its balance sheet has swelled to a record high and is likely to hit $9 trillion by year-end.

No risk asset class was spared in the carnage as the turmoil roiled equities and fixed income asset classes. The S&P 500 experienced its fastest ever slide into bear market territory from new all-time highs reached on 2/19/20 to its low on 3/23/20, just 23 days later. The S&P 500 fell almost 34% from peak to bottom, before rallying into month-end. In the midst of the decline volatility spiked with the CBOE Volatility Index hitting it highest level ever. For the six-month period ended 4/30/20, the S&P 500 declined 3.17%, the MSCI All Country World Index fell 7.68%, and the Bloomberg Barclays U.S. Corporate High Yield Index declined 6.62%. Treasuries were the main benefactor of the risk off environment as the yields across the curve sank to record lows with the 10-year Treasury Note Yield hitting a low of 40 bps on March 9th. Over the same six-month period ended 4/30/20 the Bloomberg Barclays U.S. Aggregate Bond Index gained 4.86% and the Bloomberg Barclays U.S. 7-10 Year Treasury Index gained 9.32%.

Attribution

The Navigator Equity Hedged Fund (the “Fund”) institutional shares performed relatively well and provided good relative performance in a very difficult market environment. For the six-month period ended 4/30/20, the Fund lost 2.93%, compared to a 7.29%% loss in the MSCI World Index and a 7.53%% loss for the HFRX Equity Hedged Index.

The Fund’s overweight position in U.S equities and underweight in international equities was again a positive return factor as the U.S. outperformed international markets during the period. The Fund’s focus on Large Cap and Growth kept it more defensively positioned during the worst of the market declines. When the virus hit, it was a sudden shock, altering the economy in ways even beyond a normal recession; but Large Cap and Growth stock leadership continued, even into the 3/23/20 lows. Normally in a sharp decline the prior leaders are eventually dragged down and underperform as a bear market accelerates. That did not happen during this decline. Finally, the hedge strategy was an overall net detractor during the six-month period ended 4/30/20, but it did help limit downside and reduce risk, gaining 62.96% during the panic selling from the market’s peak on 2/19/20 into the 3/23/20 lows.

Outlook

In our opinion the outlook for the markets is dependent on several factors:

1.	Stabilization or flattening of the infection rate curve

2.	Sufficiently large global monetary and fiscal stimulus

3.	Improvement in credit conditions

There is no doubt that economic data is going to deteriorate further and the economy is facing its worst ever quarterly contraction in history. We are already seeing the signs economic damage with record numbers of people filing for first time unemployment benefits. We know the news is going to get a lot worse before it gets better. First quarter GDP was reported at -4.8%. We expect second quarter GDP to contract the most it ever has in history and then begin to stabilize as social distancing measure are relaxed, the record amount of global stimulus takes hold, and credit conditions show signs of improvement. Layoffs, downgrades and defaults won’t be a surprise. The markets are forward looking and typically bottom before the worst of the news is out.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Non-investment-grade debt securities (high-yield/junk bonds) may be subject to greater market fluctuations, risk of default or loss of income and principal than higher-rated securities.

The S&P 500 is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The index is widely regarded as the best gauge of large-cap U.S. equities.

The Chicago Board Options Exchange (CBOE) Volatility Index, or VIX, is a real- time market index that represents the market’s expectation of 30-day forward-looking volatility. Derived from the price inputs of the S&P 500 index options, it provides a measure of market risk and investors’ sentiments.

The MSCI All Country World Index (ACWI) is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI) and is comprised of stocks from 23 developed countries and 24 emerging markets.

The Bloomberg Barclays US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below.

The Bloomberg Barclays US Aggregate Bond Index, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.

The Bloomberg Barclays US Treasury: 7-10 Year Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury with 7-9.9999 years to maturity. Treasury bills are excluded by the maturity constraint but are part of a separate Short Treasury Index.

The S&P 500 Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500 by taking a short position in the index.

HFRX Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

5811-NLD-6/15/2020

Navigator Duration Neutral Bond Fund

Jonathan Fiebach – Portfolio Manager

April 30, 2020

For the six months ended April 30, 2030, the Navigator Duration Neutral Bond Fund (“the Fund”) Class I shares returned -2.94%, compared to the Bloomberg Barclay Municipal Index return of -1.33%, and the broader bond market’s return, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, of 4.86%. The Fund stuck to its mandate to be fully hedged against interest rate moves and, therefore, suffered large losses on its hedges. Furthermore, municipal bonds underperformed the aggregate fixed income market, adding to greater under performance compared to the broader market. The economic impact of COVID-19 is weighing heavily on the credit quality of municipal bond issuers, and the future path of many municipal credits remains uncertain as we write this report, with many municipalities in dire need of revenue.

We expect to remain fully hedged and only invest opportunistically in securities expected to out-perform. Though municipal bonds have cheapened, due to a combination of lower domestic demand, credit deterioration, and greater financing needs from issuers, we are not finding many opportunities that make sense.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Fixed income securities are subject to certain risks including, but not limited to: interest rate (changes in interest rates may cause a decline in market value or an investment), credit, prepayment, call (some bonds allow the issuer to call a bond for redemption before it matures), and extension (principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase).

Municipal bonds can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights or municipal security holders. Municipal bonds have varying levels of sensitivity to changes in interest rates. Interest rate risk is generally lower for shorter-term municipal bonds and higher for long term municipal bonds.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury inflation-protected securities are excluded, due to tax treatment issues. The index includes Treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses, or sales charges.

The Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

5809-NLD-6/15/2020

Navigator® Sentry Managed Volatility Fund

K. Sean Clark, CFA — Chief Investment Officer

The U.S. economy came into 2020 on solid footing with jobless claims and the unemployment rate hovering near 50-year lows, housing starts and building permits hitting cycle highs. It appeared that the U.S. economy was going to continue its record long expansion, but that all changed quickly. A global recessions and bear market took hold in March as governments around the world implemented social distancing and “shelter-in-place” restrictions to slow the spread of COVID-19. This is something that we have never seen before as it is a combination of global health and economic crisis that led to a market liquidity crisis.

Countries representing an estimated 92% of global GDP were placed under some form of social distancing restrictions. That caused a sudden stop of economic activity the likes of which we have never seen before. The US economy will likely suffer its largest ever quarterly decline in GDP in the second quarter. The Federal Reserve has gone all in. The Fed pulled out its entire playbook from 2008 and executed it in a matter of weeks. It dropped interest rates and its balance sheet has swelled to a record high and is likely to hit $9 trillion by year-end.

No risk asset class was spared in the carnage as the turmoil roiled equities and fixed income asset classes. The S&P 500 experienced its fastest ever slide into bear market territory from new all-time highs reached on 2/19/20 to its low on 3/23/20, just 23 days later. The S&P 500 fell almost 34% from peak to bottom, before rallying into month-end. In the midst of the decline volatility spiked with the CBOE Volatility Index hitting it highest level ever. For the six-month period ended 4/30/20, the S&P 500 declined 3.17%, the MSCI All Country World Index fell 7.68%, and the Bloomberg Barclays U.S. Corporate High Yield Index declined 6.62%. Treasuries were the main benefactor of the risk off environment as the yields across the curve sank to record lows with the 10-year Treasury Note Yield hitting a low of 40 bps on March 9th. Over the same six-month period ended 4/30/20 the Bloomberg Barclays U.S. Aggregate Bond Index gained 4.86% and the Bloomberg Barclays U.S. 7-10 Year Treasury Index gained 9.32%.

Attribution

For the six-month period ended 4/30/20, the Navigator Sentry Managed Volatility Fund (the “Fund”) institutional lost 24.56%. The S&P 500 Inverse Daily Index declined 4.93%.

The Fund’s objective is to provide a hedge component to a more broadly diversified portfolio in order to protect against large market declines. The Fund is designed to provide negative correlation to the market and is intended to be only a small allocation to a multi asset class allocation mix. The Fund maintains its strategy of always owning protection in the form of S&P 500 Index put options, and to use methods to short volatility to partially offset the cost of the hedge. For the six-month period ended 4/30/20 the cost of protection outweighed the benefit, resulting in the hedge strategy being a net detractor from performance. It did however limit downside and reduce risk during the panic selling, gaining 62.96% from the market’s peak on 2/19/20 into the 3/23/20 lows.

Outlook

In our opinion the outlook for the markets is dependent on several factors:

1.	Stabilization or flattening of the infection rate curve

2.	Sufficiently large global monetary and fiscal stimulus

3.	Improvement in credit conditions

There is no doubt that economic data is going to deteriorate further and the economy is facing its worst ever quarterly contraction in history. We are already seeing the signs economic damage with record numbers of people filing for first time unemployment benefits. We know the news is going to get a lot worse before it gets better. First quarter GDP was reported at -4.8%. We expect second quarter GDP to contract the most it ever has in history and then begin to stabilize as social distancing measure are relaxed, the record amount of global stimulus takes hold, and credit conditions show signs of improvement. Layoffs, downgrades and defaults won’t be a surprise. The markets are forward looking and typically bottom before the worst of the news is out.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Non-investment-grade debt securities (high-yield/junk bonds) may be subject to greater market fluctuations, risk of default or loss of income and principal than higher-rated securities.

The S&P 500 is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The index is widely regarded as the best gauge of large-cap U.S. equities.

The Chicago Board Options Exchange (CBOE) Volatility Index, or VIX, is a real- time market index that represents the market’s expectation of 30-day forward-looking volatility. Derived from the price inputs of the S&P 500 index options, it provides a measure of market risk and investors’ sentiments.

The MSCI All Country World Index (ACWI) is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI) and is comprised of stocks from 23 developed countries and 24 emerging markets.

The Bloomberg Barclays US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below.

The Bloomberg Barclays US Aggregate Bond Index, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.

The Bloomberg Barclays US Treasury: 7-10 Year Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury with 7-9.9999 years to maturity. Treasury bills are excluded by the maturity constraint but are part of a separate Short Treasury Index.

The S&P 500 Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500 by taking a short position in the index.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

5812-NLD-6/15/2020

Navigator® Tactical Fixed Income Fund

K. Sean Clark, CFA — Chief Investment Officer

The U.S. economy came into 2020 on solid footing with jobless claims and the unemployment rate hovering near 50-year lows, housing starts and building permits hitting cycle highs. It appeared that the U.S. economy was going to continue its record long expansion, but that all changed quickly. A global recessions and bear market took hold in March as governments around the world implemented social distancing and “shelter-in-place” restrictions to slow the spread of COVID-19. This is something that we have never seen before as it is a combination of global health and economic crisis that led to a market liquidity crisis.

Countries representing an estimated 92% of global GDP were placed under some form of social distancing restrictions. That caused a sudden stop of economic activity the likes of which we have never seen before. The US economy will likely suffer its largest ever quarterly decline in GDP in the second quarter. The Federal Reserve has gone all in. The Fed pulled out its entire playbook from 2008 and executed it in a matter of weeks. It dropped interest rates and its balance sheet has swelled to a record high and is likely to hit $9 trillion by year-end.

No risk asset class was spared in the carnage as the turmoil roiled equities and fixed income asset classes. The S&P 500 experienced its fastest ever slide into bear market territory from new all-time highs reached on 2/19/20 to its low on 3/23/20, just 23 days later. The S&P 500 fell almost 34% from peak to bottom, before rallying into month-end. In the midst of the decline volatility spiked with the CBOE Volatility Index hitting it highest level ever. For the six month period ended 4/30/20, the S&P 500 declined 3.17%, the MSCI All Country World Index fell 7.68%, and the Bloomberg Barclays U.S. Corporate High Yield Index declined 6.62%. Treasuries were the main benefactor of the risk off environment as the yields across the curve sank to record lows with the 10-year Treasury Note Yield hitting a low of 40 bps on March 9th. Over the same six-month period ended 4/30/20 the Bloomberg Barclays U.S. Aggregate Bond Index gained 4.86% and the Bloomberg Barclays U.S. 7-10 Year Treasury Index gained 9.32%.

Attribution

Amidst the turmoil the Navigator Tactical Fixed Income Fund institutional shares (the “Fund”) performed well. For the six-month period ended 4/30/20, the Fund outperformed the Bloomberg Barclays Corporate High Yield Bond Index and underperformed the Bloomberg Barclays Aggregate Bond Index. The Fund gained 2.22% compared to -6.62% for the Bloomberg Barclays US Corporate High Yield Index and 4.86% for the Bloomberg Barclays US Aggregate Bond Index.

The Fund came into the period fully allocated to high yield as risk asset classes enjoyed strong momentum from a record long economic expansion and bull market. However, the strategy had several allocation changes as the investing environment changed as a result of COVID-19 spreading and roiling the markets. The high yield index hit a record high on 2/20/20 and just four trading days later the Fund began de-risking with COVID-19 fears hitting the markets as concerns mounted that the virus was accelerating outside of China. At that point, high yield bonds had held up well and the allocation shift was more a result of Treasury strength than high yield weakness. The Fund sold half of its high yield exposure and bought intermediate term U.S. Treasuries. On 3/9/20 the strategy de-risk further as weakness in credit and astonishing strength in U.S. Treasuries prompted a further allocation shift. The Fund sold the remaining high yield exposure and its intermediate-term U.S. Treasuries with yields hitting record lows, rolling down into 2-year U.S. Treasuries.

While the Fund was in a risk-off position, credit conditions deteriorated with high yield bonds pressured along with deteriorating economic expectations. Credit spreads of high yield bonds over Treasuries surged to 1100 bps and yields on the high yield bond index rose to 11.69%. Both spreads and yields on high yield bonds hit their highest levels since the 2008/09 Credit Crisis.

The Fund returned to a risk-on position in late March as the markets staged a remarkable recovery rally. Aggressive monetary and fiscal stimulus plans settled the markets, with credit stabilizing and risk assets staging a recovery. The stabilization in credit markets turned our models positive on high yield debt and, as a result, the Fund allocated back into high yield bonds where it stands today.

Outlook

In our opinion the outlook for the markets is dependent on several factors:

1.	Stabilization or flattening of the infection rate curve

2.	Sufficiently large global monetary and fiscal stimulus

3.	Improvement in credit conditions

There is no doubt that economic data is going to deteriorate further and the economy is facing its worst ever quarterly contraction in history. We are already seeing the signs economic damage with record numbers of people filing for first time unemployment benefits. We know the news is going to get a lot worse before it gets better. First quarter GDP was reported at -4.8%. We expect second quarter GDP to contract the most it ever has in history and then begin to stabilize as social distancing measure are relaxed, the record amount of global stimulus takes hold, and credit conditions show signs of improvement. Layoffs, downgrades and defaults won’t be a surprise. The markets are forward looking and typically bottom before the worst of the news is out.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Fixed income securities are subject to certain risks including, but not limited to: interest rate (changes in interest rates may cause a decline in market value or an investment), credit, prepayment, call (some bonds allow the issuer to call a bond for redemption before it matures), and extension (principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase).

Non-investment-grade debt securities (high-yield/junk bonds) may be subject to greater market fluctuations, risk of default or loss of income and principal than higher-rated securities.

The S&P 500 is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The index is widely regarded as the best gauge of large-cap U.S. equities.

The Chicago Board Options Exchange (CBOE) Volatility Index, or VIX, is a real- time market index that represents the market’s expectation of 30-day forward-looking volatility. Derived from the price inputs of the S&P 500 index options, it provides a measure of market risk and investors’ sentiments.

The MSCI All Country World Index (ACWI) is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI) and is comprised of stocks from 23 developed countries and 24 emerging markets.

The Bloomberg Barclays US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below.

The Bloomberg Barclays US Aggregate Bond Index, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.

The Bloomberg Barclays US Treasury: 7-10 Year Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury with 7-9.9999 years to maturity. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

5808-NLD-6/15/2020

Navigator Ultra Short Bond Fund

Jonathan Fiebach – Portfolio Manager

April 30, 2020

For the semi- annual period ended April 30, 2020, the Navigator Ultra Short Bond Fund (“the Fund”) Class I shares returned -.23%, compared to the Bloomberg Barclays U.S Bellwethers 1 Year Index return of 1.84%%. The Fund was heavily invested in corporate floating rate paper and kept its interest rate duration shorter than the index, leading to under-performance as the Federal Reserve lowered rates more aggressively than the market had been estimating and credit spreads widened substantially due to the economic effects related to COVID-19.

We expect to continue to invest opportunistically and to keep the Fund duration shorter than the benchmark. This means the Fund may continue under- performing the benchmark if the Federal Reserve continues to lower rates more aggressively than priced in by the marketplace.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Fixed income securities are subject to certain risks including, but not limited to: interest rate (changes in interest rates may cause a decline in market value or an investment), credit, prepayment, call (some bonds allow the issuer to call a bond for redemption before it matures), and extension (principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase).

The Bloomberg Barclays US Treasury Bellweathers 1 Year Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one (1) year and less than three (3) years.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

5810-NLD-6/15/2020

Navigator Equity Hedged Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the periods ended April 30, 2020 compared to its benchmarks:

			Annualized
	Six Months	One Year	Five Year	Since Inception*
Navigator Equity Hedged Fund:
Class A	(2.91)%	(3.58)%	0.39%	0.50%
Class A with load of 5.50%	(8.20)%	(8.89)%	(0.74)%	(0.11)%
Class C	(3.34)%	(4.35)%	(0.36)%	(0.26)%
Class I	(2.93)%	(3.43)%	0.63%	0.75%
MSCI World Index	(7.29)%	(4.00)%	4.92%	7.38%
HFRX Equity Hedge Index	(7.53)%	(6.00)%	(1.14)%	(0.60)%

*	Fund commenced operations on December 28, 2010.

The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 23 developed market country indices. Investors cannot invest directly in an index or benchmark.

The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest directly in an index or benchmark; unmanaged index returns do not reflect any fees, expenses or sales charges.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2020 prospectus, the total annual operating expenses before fee waivers are 1.79%, 2.54% and 1.54% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Exchange Traded Funds	70.4%	Collateral For Securities Loaned	23.8%
Large-Cap Index Funds	25.6%	Mutual Funds	4.4%
Sector Funds	44.8%	Asset Allocation	4.4%
		Short-Term Investments	1.4%
			100.0%

+	Based on Portfolio Market Value as of April 30, 2020. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Duration Neutral Bond Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the periods ended April 30, 2020 compared to its benchmarks.

			Annualized
	Six Months	One Year	Five Years	Since Inception*
Navigator Duration Neutral Bond Fund:
Class A	(3.06)%	(2.48)%	1.28%	1.32%
Class A with load of 3.75%	(6.67)%	(6.11)%	0.51%	0.74%
Class C	(3.39)%	(3.25)%	0.50%	0.59%
Class I	(2.94)%	(2.23)%	1.53%	1.55%
Bloomberg Barclays Municipal Bond Index	(1.33)%	2.16%	3.04%	3.82%

*	Fund commenced operations on September 23, 2013.

Bloomberg Barclays Municipal Bond Index: Includes most investment-grade tax-exempt bonds that are issued by state and local governments. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2020 prospectus, the total annual operating expenses 1.33%, 2.08% and 1.08% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Municipal Bonds & Notes	83.3%
Options Purchased	2.6%
Short-Term Investments	14.1%
100.0%

+	Based on Portfolio Market Value as of April 30, 2020. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Sentry Managed Volatility Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended April 30, 2020 compared to its benchmark:

			Annualized
	Six Months	One Year	Five Years	Since Inception*
Navigator Sentry Managed Volatility Fund:
Class A	(23.89)%	(32.28)%	(33.83)%	(32.89)%
Class A with load of 3.75%	(26.50)%	(34.85)%	(34.33)%	(33.31)%
Class C	(24.56)%	(33.33)%	(33.85)%	(32.89)%
Class I	(24.56)%	(33.33)%	(33.85)%	(32.89)%
S&P 500 Inverse Daily Index	(4.93)%	(7.61)%	(9.45)%	(9.84)%

*	Fund commenced operations on March 6, 2014.

The S&P 500 Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500® by taking a short position in the index. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2020 prospectus, the total annual operating expenses before fee waivers are 2.72%, 3.47% and 2.47% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION** (Unaudited)

Options Purchased +	14.4%
Short-Term Investments	85.6%
100.0%

**	Based on Portfolio Market Value as of April 30, 2020. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

+	Options purchased percentage is netted with options written.

Navigator Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended April 30, 2020 compared to its benchmark:

			Annualized
	Six Months	One Year	Five Years	Since Inception*
Navigator Tactical Fixed Income Fund:
Class A	1.98%	2.36%	5.18%	4.22%
Class A with load of 3.75%	(1.85)%	(1.46)%	4.37%	3.56%
Class C	1.60%	1.62%	4.40%	3.46%
Class I	2.22%	2.61%	5.44%	4.50%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	(6.62)%	(4.11)%	3.44%	3.37%

*	Fund commenced operations on March 27, 2014.

The Bloomberg Barclays U.S. Corporate High Yield Bond Index is a market value-weighted index which covers the U.S. non-investment grade fixed- rate debt market. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2020 prospectus, the total annual operating expenses before fee waivers are 1.28%, 2.03% and 1.03% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION** (Unaudited)

Corporate Bonds	55.2%
Mutual Fund	8.8%
Exchange Traded Funds	8.7%
Options Purchased	1.2%
Municipal Bonds & Notes	0.6%
Agency Bonds	0.2%
Collateral for Securities Loaned	0.0	% +
Short-Term Investments	25.3%
	100.0%

**	Based on Portfolio Market Value as of April 30, 2020. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

+	Less than 0.05%.

Navigator Ultra Short Bond Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended April 30, 2020 compared to its benchmark:

	Six months	One Year	Since Inception*
Navigator Ultra Short Bond Fund:
Class A	0.47%	2.47%	2.62%
Class A with load of 3.75%	(3.31)%	(1.36)%	(0.89)%
Class I	(0.23)%	1.08%	1.26%
Bloomberg Barclays U.S. Treasury Bellwethers: 1 Year Index	1.84%	3.55%	3.49%

*	Fund commenced operations on March 21, 2019. Start of performance is March 25, 2019.

Bloomberg Barclays U.S. Treasury Bellwethers: 1 Year Index measures the performance of the U.S. government bond market and includes public obligations of the U.S. Treasury with a maturity of up to a year. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2020 prospectus, the total annual operating expenses are 0.82% and 0.57% for the Fund’s Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Corporate Bonds	97.4%
Short-Term Investments	2.6%
100.0%

+	Based on Portfolio Market Value as of April 30, 2020. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 92.6%
	LARGE-CAP INDEX FUNDS - 33.7%
10,676	iShares Core S&P 500 ETF	$3,108,424
179,145	SPDR Portfolio S&P 500 Growth ETF (a)	7,316,282
		10,424,706
	SECTOR FUNDS - 58.9%
15,868	Invesco QQQ Trust Series 1 (a)	2,812,127
13,601	iShares MSCI EAFE Growth ETF	2,977,395
37,326	Vanguard Consumer Discretionary ETF (a)	2,837,896
29,792	Vanguard Health Care ETF (a)	5,613,408
16,443	Vanguard Information Technology ETF (a)	3,979,206
		18,220,032

	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,009,065)	28,644,738

	MUTUAL FUND - 5.8%
	ASSET ALLOCATION - 5.8%
2,099,325	Navigator Sentry Managed Volatility Fund - Class I* #	1,805,420
	TOTAL MUTUAL FUND (Cost - $2,332,257)

	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUNDS - 1.8%
6,240	Fidelity Investments Money Market Funds - Money Market Portfolio - Select Class, 0.57%+	6,240
551,789	Milestone Treasury Obligations Fund, Institutional Class, 0.01%+	551,789
	TOTAL SHORT-TERM INVESTMENTS (Cost - $558,029)	558,029

	COLLATERAL FOR SECURITIES LOANED- 31.3%
9,682,219	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Insitutional Shares, 0.15%+ (b)	9,682,219
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $9,682,219)

	TOTAL INVESTMENTS - 131.5% (Cost - $40,581,570)	$40,690,406
	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.5)%	(9,750,535)
	NET ASSETS - 100.0%	$30,939,871

ETF - Exchange-Traded Fund

*	Non-income producing.

#	Affiliated Security.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2020.

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $14,816,098 at April 30, 2020.

(b)	Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $5,449,277

The accompanying notes are an integral part of these financial statements.

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	MUNICIPAL BONDS & NOTES - 80.1%
	CALIFORNIA - 4.3%
1,260,000	Mount San Antonio Community College District	0.000	8/1/2043	$1,235,795
1,000,000	San Diego Unified School District	5.000	8/1/2043	1,136,190
				2,371,985
	COLORADO - 2.7%
1,500,000	Colorado Water Resources & Power Development Authority	5.900	9/1/2035	1,522,365

	GEORGIA - 2.0%
1,000,000	Gainesville & Hall County Hospital Authority Authority	5.250	8/15/2049	1,139,090

	ILLINOIS - 3.8%
1,250,000	Metropolitan Pier & Exposition Authority	5.000	6/15/2050	1,142,550
1,000,000	State of Illinois	4.250	6/15/2030	959,360
				2,101,910
	MASSACHUSETTS - 2.3%
1,000,000	Massachusetts School Building Authority	5.000	2/15/2049	1,135,700
120,000	University of Massachusetts Building Authority	6.423	5/1/2029	120,438
				1,256,138
	NORTH CAROLINA - 2.7%
1,500,000	City of Winston-Salem Water & Sewer System Revenue	5.294	6/1/2034	1,504,575

	NEW JERSEY - 1.9%
1,000,000	New Jersey Transportation Trust Fund Authority	5.000	6/15/2042	1,048,540

	NEW YORK - 10.7%
500,000	City of New York NY	6.246	6/1/2035	501,730
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	2/1/2043	1,136,000
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	8/1/2045	1,140,140
1,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue	6.267	8/1/2039	1,500,120
595,000	New York City Water & Sewer System	5.790	6/15/2041	598,165
600,000	New York City Water & Sewer System	5.790	6/15/2041	602,646
500,000	New York City Water & Sewer System	6.282	6/15/2042	512,205
				5,991,006
	OREGON - 2.1%
1,000,000	University of Oregon	5.0000	4/1/2046	1,152,320

	PENNSYLVANIA - 6.7%
1,000,000	Colonial School District	5.000	2/15/1938	1,190,930
2,170,000	Colonial School District	5.000	2/15/1944	2,540,397
				3,731,327
	TEXAS - 29.7%
2,000,000	City of Houston Utility System Revenue First Lien-Series B	5.000	11/15/2049	2,414,000
2,000,000	City of San Antonio Electric & Gas Systems Revenue Series 2020	5.000	2/1/2049	2,428,880
2,000,000	Dallas Area Rapid Transit Authority	5.000	12/1/2045	2,399,700
1,000,000	Grand Parkway Transportation Corp.	5.000	4/1/2053	1,156,610
2,000,000	San Antonio Water Revenue REF-Junior Lien-Series A	5.000	5/15/2048	2,377,760
3,725,000	State of Texas	5.000	10/1/2044	4,192,488
1,400,000	Tomball Independent School District	5.000	2/15/2043	1,600,662
				16,570,100
	VIRGINIA - 3.8%
2,000,000	Virginia College Building Authority	4.375	2/1/2032	2,149,760

	WASHINGTON D.C. - 7.4%
2,000,000	District of Columbia	5.000	10/15/2044	2,416,820
1,500,000	Washington DC Metropolitan Area Transit Authority	5.000	7/1/2042	1,709,805
				4,126,625

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $45,722,512)			44,665,741

The accompanying notes are an integral part of these financial statements.

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

				Notional
Contracts ^		Strike Price	Expiration	Amount	Value
	OPTIONS PURCHASED * - 2.6%
	CALL OPTIONS PURCHASED - 2.5%
150	10-Year U. S. Treasury Note Futures	$133.00	June-20	$19,950,000	$911,720
100	10-Year U. S. Treasury Note Futures	134.00	June-20	13,400,000	507,813
	TOTAL CALL OPTIONS PURCHASED (Cost - $98,282)				1,419,533

	PUT OPTIONS PURCHASED - 0.1%
200	10-Year U. S. Treasury Note Futures	132.50	June-20	26,500,000	3,125
100	10-Year U. S. Treasury Note Futures	134.50	June-20	13,450,000	3,125
50	10-Year U. S. Treasury Note Futures	138.50	June-20	6,925,000	16,406
	TOTAL PUT OPTIONS PURCHASED (Cost - $126,564)				22,656

	TOTAL OPTIONS PURCHASED (Cost - $224,846)				1,442,189

Shares
	SHORT-TERMINVESTMENTS - 13.5%
	MONEY MARKET FUND - 13.5%
7,539,016	Dreyfus Treasury Obligations Cash Management Fund - Institutional Shares, 0.16% +	7,539,016
	TOTAL SHORT TERM INVESTMENTS (Cost - $7,539,016)

	TOTAL INVESTMENTS - 96.2% (Cost - $53,486,374)	$53,646,946
	OTHER ASSETS LESS LIABILITIES - 3.8%	2,124,119
	NET ASSETS - 100.0%	$55,771,065

LIBOR - London Interbank Offered Rate

*	Non-income producing.

**	Variable rate security. Interest rate is as of April 30, 2020.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2020.

^	Each option contract allows the Fund to purchase 1 underlying futures contract.

FUTURES CONTRACTS
Number of Short				Unrealized
Contracts	Open Short Future Contracts	Expiration	Notional Value at April 30, 2020	Depreciation
(298)	10 Year U.S. TreasuryNote Futures	June-20	$(41,440,774)	$(1,989,857)
(19)	U.S. Treasury Long Bond Futures	June-20	(3,439,589)	(241,292)
	TOTAL FUTURES CONTRACTS			$(2,231,149)

The accompanying notes are an integral part of these financial statements.

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

				Notional
Contracts ^		Strike Price	Expiration	Amount	Value
	OPTIONS PURCHASED * - 40.3%
	CALL OPTIONS PURCHASED - 0.8%
2,000	iPath Series B S&P 500 VIX Short-Term Futures ETN	$40.50	May-20	$8,100,000	$61,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $755,713)

	PUT OPTIONS PURCHASED - 39.5%
500	S&P 500 Index	2,775.00	May-20	138,750,000	2,862,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,608,959)

	TOTAL OPTIONS PURCHASED (Cost - $4,364,672)				2,923,500

Shares
	SHORT-TERM INVESTMENTS - 81.0%
	MONEY MARKET FUND - 81.0%
116,909	General Government Securities Money Market Fund, Class B, 0.01% +	116,909
5,750,619	Milestone Treasury Obligations Fund - Institutional Class, 0.01% +	5,750,619
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,867,528)	5,867,528

	TOTAL INVESTMENTS - 121.3% (Cost - $10,232,200)	$8,791,028
	OPTIONS WRITTEN (Premiums Received - $3,193,332) - (26.7)%	(1,935,500)
	OTHER ASSETS LESS LIABILITIES - 5.4%	388,965
	NET ASSETS - 100.0%	$7,244,493

Contracts ^
	OPTIONS WRITTEN * - (26.7)%
	CALL OPTIONS WRITTEN - (2.1)%
(2,000)	iPath Series B S&P 500 VIX Short-Term Futures ETN	38.50	May-20	(7,700,000)	$(153,000)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $931,660)

	PUT OPTIONS WRITTEN - (24.6)%
(500)	S&P 500 Index	2,655.00	May-20	(132,750,000)	(1,782,500)
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $2,261,672)

	TOTAL OPTIONS WRITTEN (Premiums Received - $3,193,332)				$(1,935,500)

ETN - Exchange-Traded Note

*	Non-income producing.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2020.

^	Each option contract allows the Fund to purchase/sell 100 shares of the underlying security or futures contract at the strike price.

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 8.0%
	DEBT FUNDS - 8.0%
4,304,355	iShares iBoxx High Yield Corporate Bond ETF	$346,199,273
750,000	SPDR Bloomberg Barclays High Yield Bond ETF	74,272,500
	TOTAL EXCHANGE TRADED FUNDS (Cost - $408,719,737)	420,471,773

	MUTUAL FUNDS - 8.0%
	DEBT FUNDS - 8.0%
33,898,446	BlackRock High Yield Bond Portfolio - Class K	234,238,262
6,926,780	Eaton Vance Income Fund of Boston - Class I	35,118,773
5,461,479	JPMorgan High Yield Fund - Class I	34,735,007
5,490,880	Lord Abbett High Yield Fund - Class I	35,196,541
3,191,724	Navigator Duration Neutral Bond Fund - Class I #	30,927,806
5,332,418	Navigator Ultra Short Bond Fund - Class I #	52,950,913
	TOTAL MUTUAL FUNDS (Cost - $416,650,632)	423,167,302

Principal Amount ($)		Coupon Rate (%)	Maturity
	AGENCY BONDS - 0.2%
	SOVEREIGN - 0.2%
10,000,000	Federal Farm Credit Banks, 1 mo. LIBOR + 0.020% **	0.771	9/17/2021	10,002,157
	TOTAL AGENCY BONDS (Cost - $9,994,549)

	CORPORATE BONDS - 50.6%
	ADVERTISING - 0.0%
100,000	Outfront Media Capital LLC / Outfront Media Capital Corp. -144A	4.625	3/15/2030	91,965

	AEROSPACE/DEFENSE - 0.8%
7,025,000	BAE Systems Holdings, Inc. -144A	2.850	12/15/2020	7,057,641
10,000,000	Boeing, Co.	2.300	8/1/2021	9,836,600
1,750,000	Howmet Aerospace, Inc.	6.875	5/1/2025	1,786,429
3,075,000	L3Harris Technologies, Inc. - 144A	4.950	2/15/2021	3,127,338
1,000,000	Signature Aviation U.S. Holdings, Inc. - 144A	4.000	3/1/2028	854,650
13,355,000	Spirit AeroSystems, Inc., 3 mo. LIBOR + 0.800% **	1.541	6/15/2021	12,562,985
4,000,000	Spirit AeroSystems, Inc. - 144A	7.500	4/15/2025	3,960,000
500,000	TransDigm, Inc. - 144A	6.250	3/15/2026	491,725
				39,677,368

	AIRLINES - 0.0%
2,000,000	Delta Air Lines, Inc. - 144A	7.000	5/1/2025	2,054,850

	APPAREL - 0.0%
1,000,000	Levi Strauss & Co. - 144A	5.000	5/1/2025	1,016,450

	AUTO MANUFACTURERS - 5.1%
27,500,000	American Honda Finance Corp., 3 mo. LIBOR + 0.350% **	1.118	6/11/2021	27,246,233
33,400,000	BMW US Capital LLC, 3 mo. LIBOR + 0.410% - 144A **	1.721	4/12/2021	32,833,176
9,750,000	BMW US Capital LLC, 3 mo. LIBOR + 0.500% - 144A **	2.207	8/13/2021	9,505,613
44,035,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.900% - 144A **	2.592	2/15/2022	41,709,815
3,000,000	Ford Motor Credit Co. LLC	8.500	4/21/2023	2,970,000
4,000,000	Ford Motor Credit Co. LLC	9.000	4/22/2025	3,915,000
20,971,000	General Motors Financial Co., Inc.	3.200	7/13/2020	20,932,847
7,126,000	Hyundai Capital America, 3 mo. LIBOR + 0.940% - 144A **	2.292	7/8/2021	6,897,842
1,000,000	Navistar International Corp. - 144A	9.500	5/1/2025	1,055,000
40,000,000	Toyota Motor Credit Corp., 3 mo. LIBOR + 0.125% **	1.832	8/13/2021	39,480,421
50,000,000	Toyota Motor Credit Corp., 3 mo. LIBOR + 0.290% **	1.677	10/7/2021	49,414,145
18,049,000	Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.770% - 144A **	2.477	11/13/2020	17,876,330
17,500,000	Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.860% -144A **	2.064	9/24/2021	17,004,866
				270,841,288

	AUTO PARTS & EQUIPMENT - 0.0%
250,000	Dana, Inc.	5.375	11/15/2027	222,188

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 50.6% (continued)
	BANKS - 17.3%
35,875,000	Australia & New Zealand Banking Group Ltd., 3 mo. LIBOR + 0.460% - 144A **	2.152	5/17/2021	$35,710,996
100,000,000	Bank of America NA, 3 mo. LIBOR + 0.320% **	1.311	7/26/2021	99,214,178
5,000,000	Bank of America Corp., 3 mo. LIBOR + 0.660% **	1.769	7/21/2021	4,986,268
20,000,000	Bank of Montreal, 3 mo. LIBOR + 0.400% **	1.296	9/10/2021	19,848,088
20,000,000	Bank of New York Mellon, 3 mo. LIBOR + 0.280% **	1.534	6/4/2021	19,892,430
25,000,000	Bank of New York Mellon, 3 mo. LIBOR + 0.870% **	2.562	8/17/2020	25,027,000
25,000,000	Bank of Nova Scotia, 3 mo. LIBOR + 0.290% **	1.642	1/8/2021	24,916,212
12,000,000	BNZ International Funding Ltd. - 144A	2.750	3/2/2021	12,158,077
9,060,000	Citibank NA, LIBOR + 0.350% **	2.063	2/12/2021	9,032,465
10,000,000	Citibank NA, 3 mo. LIBOR + 0.300% **	1.435	10/20/2020	9,990,764
27,696,000	Citibank NA, 3 mo. LIBOR + 0.570% **	1.613	7/23/2021	27,541,504
20,000,000	Citigroup, Inc., 3 mo. LIBOR + 1.380% **	2.755	3/30/2021	20,109,610
17,340,000	Citizens Bank NA/Providence RI, 3 mo. LIBOR + 0.720% **	2.424	2/14/2022	17,104,017
15,000,000	Commonwealth Bank of Australia, 3 mo. LIBOR + 0.320% - 144A **	1.536	6/25/2020	14,991,077
45,000,000	Credit Suisse AG/New York NY SOFR + 0.450%	0.460	2/4/2022	43,770,791
6,060,000	DNB Bank ASA, 3 mo. LIBOR + 1.070% - 144A **	2.650	6/2/2021	6,062,980
10,681,000	Goldman Sachs Group, Inc., SOFR + 0.600% -144A **	1.121	5/24/2021	10,602,820
10,000,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.170% **	2.862	11/15/2021	9,987,358
21,585,000	Goldman Sachs Group, Inc.	2.600	12/27/2020	21,630,212
41,313,000	JPMorgan Chase & Co., 3 mo. LIBOR + 0.680% **	2.260	6/1/2021	41,308,185
17,500,000	JPMorgan Chase & Co., 3 mo. LIBOR + 1.100% **	2.099	6/7/2021	17,549,274
25,000,000	Macquarie Bank Ltd, 3 mo. LIBOR + 0.450% - 144A **	2.187	8/6/2021	24,712,293
35,000,000	Morgan Stanley, 3 mo. SOFR + 0.700% **	0.718	1/20/2023	33,818,542
32,310,000	PNC Bank NA, 3 mo. LIBOR + 0.310% **	1.206	6/10/2021	32,084,970
13,750,000	Regions Bank/Birmingham AL, 3 mo. LIBOR + 0.500% **	2.207	8/13/2021	13,587,509
25,000,000	Royal Bank of Canada, 3 mo. LIBOR + 0.390% **	2.159	4/30/2021	24,977,165
25,000,000	State Street Corp., 3 mo. LIBOR + 0.900% **	2.592	8/18/2020	25,012,451
5,000,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.270% **	1.113	3/17/2021	4,978,940
4,000,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.900% **	2.211	7/13/2021	4,002,631
57,750,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.300% **	2.700	7/30/2021	57,119,416
75,000,000	US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.180% **	1.289	1/21/2022	74,216,291
7,000,000	US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.290% **	1.986	5/21/2021	6,977,644
15,000,000	US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.320% **	1.311	4/26/2021	14,968,560
50,000,000	Wells Fargo & Co., 3 mo. LIBOR + 1.340% **	2.594	3/4/2021	50,142,334
50,000,000	Wells Fargo Bank NA, 3 mo. LIBOR + 0.380% **	2.076	5/21/2021	49,730,292
5,000,000	Westpac Banking Corp., 3 mo. LIBOR + 0.280% **	1.972	5/15/2020	5,002,704
7,385,000	Westpac Banking Corp., 3 mo. LIBOR + 0.340% **	1.331	1/25/2021	7,352,332
				920,118,380
	BEVERAGES - 0.3%
14,361,000	Diageo Capital PLC, 3 mo. LIBOR + 0.240% **	1.932	5/18/2020	14,368,358

	BUILDING MATERIALS - 0.1%
3,000,000	Martin Marietta Materials, Inc., 3 mo. LIBOR + 0.650% **	2.333	5/22/2020	3,001,261

	CHEMICALS - 0.7%
20,000,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3 mo. LIBOR + 0.750% - 144A **	2.513	5/1/2020	20,000,000
15,164,000	DuPont de Nemours, Inc., 3 mo. LIBOR + 0.710% **	2.402	11/15/2020	15,117,313
				35,117,313
	COMMERICAL SERVICES - 0.9%
1,000,000	APX Group, Inc. - 144A	6.750	2/15/2027	854,700
38,153,000	Block Financial, LLC	4.125	10/1/2020	38,285,719
3,000,000	Hertz Corp. - 144A	6.000	1/15/2028	531,450
500,000	Prime Security Services Borrower LLC / Prime Finance, Inc. - 144A	6.250	1/15/2028	446,775
7,000,000	University of Southern California	2.805	10/1/2050	7,518,152
				47,636,796
	COMPUTERS - 1.0%
10,500,000	Hewlett Packard Enterprise Co., 3 mo. LIBOR + 0.680% **	1.464	3/12/2021	10,402,134
10,000,000	HP, Inc.	4.300	6/1/2021	10,278,002
30,000,000	International Business Machines Corp., 3 mo. LIBOR + 0.400% **	2.107	5/13/2021	29,996,026
500,000	MTS Systems Corp. - 144A	5.750	8/15/2027	467,300
1,000,000	NCR Corp. - 144A	8.125	4/15/2025	1,065,000
				52,208,462
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
8,474,000	Air Lease Corp., 3 mo. LIBOR + 0.670% **	2.133	6/3/2021	7,860,423
8,000,000	American Express Co., 3 mo. LIBOR + 0.330% **	2.099	10/30/2020	7,990,662
23,385,000	American Express Co., 3 mo. LIBOR + 0.520% **	2.217	5/17/2021	23,271,940
20,000,000	American Express Co., 3 mo. LIBOR + 0.600% **	2.341	11/5/2021	19,831,915
13,012,000	Capital One Financial Corp.	2.500	5/12/2020	13,015,084
20,738,000	TD Ameritrade Holding Corp. 3 mo. LIBOR + 0.430% **	2.193	11/1/2021	20,555,247
				92,525,271

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 50.6% (continued)
	ELECTRIC - 1.7%
500,000	Calpine Corp. - 144A	5.125	3/15/2028	$490,625
20,000,000	NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.450% **	2.231	5/4/2021	19,848,960
34,743,000	Sempra Energy, 3 mo. LIBOR + 0.500% **	1.719	1/15/2021	34,392,135
21,550,000	Sempra Energy, 3 mo. LIBOR + 0.450% **	1.190	3/15/2021	21,209,146
12,493,000	Southern Power Co., 3 mo. LIBOR + 0.550% - 144A **	1.666	12/20/2020	12,457,841
				88,398,707
	ENTERTAINMENT - 0.0%
1,000,000	Cedar Fair LP - 144A	5.500	5/1/2025	1,005,000
1,000,000	Scientific Games International, Inc. - 144A	7.000	5/15/2028	724,650
1,000,000	Scientific Games International, Inc. - 144A	7.250	11/15/2029	717,150
				2,446,800
	ENVIRONMENTAL CONTROL - 0.0%
500,000	GFL Environment, Inc. - 144A	4.250	6/1/2025	503,750
300,000	GFL Environment, Inc. - 144A	7.000	6/1/2026	314,460
500,000	GFL Environment, Inc. - 144A	5.125	12/15/2026	523,125
				1,341,335
	FOOD - 2.7%
100,000	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson’s LLC - 144A	3.500	2/15/2023	98,625
100,000	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson’s LLC - 144A	4.875	2/15/2030	102,000
10,136,000	Campbell Soup Co., 3 mo. LIBOR + 0.630% **	1.370	3/15/2021	10,048,290
40,175,000	General Mills, Inc. 3 mo. LIBOR + 0.540% **	1.716	4/16/2021	39,967,546
10,000,000	Ingredion, Inc.	4.625	11/1/2020	10,097,379
1,334,000	Kraft Heinz Foods Co.	2.800	7/2/2020	1,331,488
10,000,000	Kraft Heinz Foods Co., 3 mo. LIBOR + 0.570% **	2.304	2/10/2021	9,856,924
25,419,000	Mondelez International, Inc.	3.000	5/7/2020	25,421,288
16,885,000	Tyson Foods, Inc., 3 mo. LIBOR + 0.450% **	2.146	8/21/2020	16,868,676
29,105,000	Tyson Foods, Inc., 3 mo. LIBOR + 0.550% **	2.130	6/2/2020	29,115,244
				142,907,460
	FOOD SERVICE - 0.0%
1,000,000	Aramark Services, Inc. - 144A	6.375	5/1/2025	1,042,500

	HEALTHCARE-SERVICES - 0.7%
750,000	Catalent Pharma Solutions, Inc. - 144A	5.000	7/15/2027	768,488
29,101,000	Humana, Inc.	2.500	12/15/2020	29,253,000
5,000,000	NYU Langone Hospitals	3.380	7/1/2055	4,572,524
				34,594,012
	HOME BUILDERS - 0.2%
7,881,000	DR Horton, Inc.	2.550	12/1/2020	7,856,787
1,000,000	Forestar Group, Inc. - 144A	5.000	3/1/2028	877,200
1,000,000	Mattamy Group Corp. - 144A	4.625	3/1/2030	890,100
500,000	Mattamy Group Corp. - 144A	5.250	12/15/2027	471,875
500,000	Shea Homes LP / Shea Homes Funding Corp. - 144A	4.750	2/15/2028	434,225
				10,530,187
	HOUSEHOLD PRODUCTS/WARES - 0.1%
2,000,000	Spectrum Brands, Inc. - 144A	5.000	10/1/2029	1,924,200

	INSURANCE - 6.1%
15,240,000	Allstate Corp., 3 mo. LIBOR + 0.430% **	1.805	3/29/2021	15,154,190
98,250,000	Jackson National Life Global Funding, SOFR + 0.500% - 144A **	0.510	5/27/2021	96,485,891
25,000,000	MassMutual Global Funding II, 3 mo. LIBOR + 0.125% - 144A **	1.379	3/4/2021	24,997,284
25,000,000	MassMutual Global Funding II, 3 mo. LIBOR + 0.150% - 144A **	1.537	1/7/2022	24,588,947
35,000,000	Metropolitan Life Global Funding I, SOFR + 0.500% - 144A **	0.510	5/28/2021	34,498,348
14,500,000	Metropolitan Life Global Funding I, SOFR + 0.570% - 144A **	0.592	1/13/2023	13,991,642
73,500,000	MET Tower Global Funding SOFR + 0.550% -144A **	0.573	1/17/2023	70,941,656
40,000,000	New York Life Global Funding, 3 mo. LIBOR + 0.280% - 144A **	1.389	1/21/2022	39,461,889
				320,119,847
	INTERNET - 0.1%
1,000,000	Expedia Group, Inc. - 144A	6.250	5/1/2025	1,021,875
1,000,000	Expedia Group, Inc. - 144A	7.000	5/1/2025	1,020,074
1,000,000	Match Group, Inc. - 144A	4.125	8/1/2030	974,700
1,000,000	Netflix, Inc. - 144A	3.625	6/15/2025	1,017,500
				4,034,149

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 50.6% (continued)
	IRON/STEEL - 0.1%
100,000	Allegheny Technologies, Inc.	5.875	12/1/2027	$83,250
10,000,000	United States Steel Corp.	6.250	3/15/2026	6,404,500
				6,487,750
	LEISURE TIME - 0.0%
1,000,000	Sabre GLBL, Inc. - 144A	9.250	4/15/2025	1,059,600

	LODGING - 0.4%
100,000	Hilton Domestic Operating Co., Inc. - 144A	5.375	5/1/2025	99,875
100,000	Hilton Domestic Operating Co., Inc. - 144A	5.750	5/1/2028	101,260
14,640,000	Marriott International, Inc., 3 mo. LIBOR + 0.650% -144A **	1.649	3/8/2021	14,206,056
1,500,000	Marriott Ownership Resorts, Inc. - 144A	4.750	1/15/2028	1,323,150
2,000,000	MGM Resorts International	6.750	5/1/2025	1,970,240
100,000	Station Casinos, LLC -144A	4.500	2/15/2028	80,625
1,000,000	Wyndham Destinations, Inc. -144A	4.625	3/1/2030	854,700
				18,635,906
	MACHINERY - CONSTRUCTION & MINING - 1.2%
34,000,000	Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.390% **	2.082	5/17/2021	33,787,937
30,000,000	Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.200% **	1.913	11/12/2021	29,568,921
				63,356,858
	MACHINERY-DIVERSIFIED - 0.2%
3,500,000	Briggs & Stratton Corp. (a)	6.875	12/15/2020	1,810,375
10,500,000	John Deere Capital Corp., 3 mo. LIBOR + 0.400% **	1.399	6/7/2021	10,464,567
				12,274,942
	MEDIA - 0.5%
1,200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. - 144A	7.500	4/1/2028	1,325,685
500,000	iHeart Communications, Inc. - 144A	5.250	8/15/2027	456,075
21,600,000	NBCUniversal Enterprise, Inc., 3 mo. LIBOR + 0.400% - 144A **	1.833	4/1/2021	21,603,894
500,000	TEGNA, Inc. - 144A	4.625	3/15/2028	450,475
				23,836,129
	MINING - 0.1%
4,000,000	Arconic Corp. - 144A	6.000	5/15/2025	4,055,000
250,000	Novelis Corp. - 144A	4.750	1/30/2030	220,700
				4,275,700
	MISCELLANEOUS MANUFACTURING - 0.5%
12,242,000	General Electric Co.	5.550	5/4/2020	12,242,000
12,500,000	Textron, Inc., 3 mo. LIBOR + 0.550% **	2.284	11/10/2020	12,392,938
				24,634,938
	OFFICE/BUSINESS EQUIPMENT- 0.0%
250,000	CDW LLC / CDW Finance Corp.	4.250	4/1/2028	252,300

	OIL & GAS - 1.3%
750,000	Archrock Partners LP / Archrock Partners Finance Corp. - 144A	6.250	4/1/2028	563,438
10,000,000	BP Capital Markets PLC, 3 mo. LIBOR + 0.250% **	1.933	11/24/2020	9,922,448
28,000,000	Chevron Corp., 3 mo. LIBOR + 0.950% **	2.642	5/16/2021	28,015,158
500,000	Endeavor Energy Resources LP / EER Finance, Inc. - 144A	5.750	1/30/2028	448,825
1,666,000	MEG Energy Corp. - 144A	6.500	1/15/2025	1,368,702
2,000,000	Moss Creek Resources Holdings, Inc. - 144A	10.500	5/15/2027	764,200
32,551,000	Occidental Petroleum Corp., 3 mo. LIBOR + 1.250% **	2.957	8/13/2021	30,279,934
				71,362,705
	PACKAGING & CONTAINERS - 0.0%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A	4.125	8/15/2026	195,940

	PHARMACEUTICALS - 4.1%
34,080,000	AbbVie, Inc., 3 mo. LIBOR + 0.350% - 144A **	2.046	5/21/2021	33,900,147
35,000,000	AbbVie, Inc., 3 mo. LIBOR + 0.460% - 144A **	2.153	11/19/2021	34,724,673
41,550,000	Bayer US Finance II LLC, 3 mo. LIBOR + 0.630% - 144A **	1.846	6/25/2021	40,849,837
19,950,000	Becton Dickinson and Co., 3 mo. LIBOR + 0.875% **	2.250	12/29/2020	19,806,220
5,000,000	Bristol-Myers Squibb Co., 3 mo. LIBOR + 0.200% - 144A **	1.892	11/16/2020	4,999,342
52,948,000	Cigna Corp., 3 mo. LIBOR + 0.650% **	1.493	9/17/2021	52,068,181
24,208,000	CVS Health Corp., 3 mo. LIBOR + 0.720% **	1.719	3/9/2021	24,160,968
6,350,000	Express Scripts Holding Co., 3 mo. LIBOR + 0.750% **	2.330	11/30/2020	6,293,314
				216,802,682

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 50.6% (continued)
	PIPELINES - 1.1%
1,000,000	Buckeye Partners LP - 144A	4.125	3/1/2025	$931,250
500,000	Buckeye Partners LP - 144A	4.500	3/1/2028	453,125
2,000,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. - 144A	5.625	5/1/2027	1,312,600
500,000	DCP Midstream Operating LP	5.125	5/15/2029	374,675
2,000,000	Hess Midstream Operations LP - 144A	5.125	6/15/2028	1,758,700
250,000	Holly Energy Partners LP / Holly Energy Finance Corp. - 144A	5.000	2/1/2028	228,600
45,000,000	MPLX LP, 3 mo. LIBOR + 0.900% **	1.899	9/9/2021	42,346,285
1,000,000	NGL Energy Partners LP / NGL Energy Finance Corp.	7.500	4/15/2026	655,950
8,000,000	Spectra Energy Partners LP 3 mo. LIBOR + 0.700% **	2.014	6/5/2020	7,982,409
1,000,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A	6.000	3/1/2027	671,250
				56,714,844
	REITS - 0.0%
1,000,000	HAT Holdings I LLC / HAT Holdings II LLC - 144A	6.000	4/15/2025	1,002,500
1,000,000	iStar, Inc.	4.250	8/1/2025	796,250
250,000	SBA Communications Corp. - 144A	3.875	2/15/2027	256,875
				2,055,625
	RETAIL - 1.4%
500,000	Burlington Coat Factory Warehouse Corp. - 144A	6.250	4/15/2025	510,000
1,000,000	Gap, Inc. - 144A	8.375	5/15/2023	1,046,450
1,000,000	Gap, Inc. - 144A	8.625	5/15/2025	1,037,500
1,000,000	Gap, Inc. - 144A	8.875	5/15/2027	1,047,500
71,650,000	McDonald’s Corp., 3 mo. LIBOR + 0.430%**	1.317	10/28/2021	70,873,283
1,000,000	QVC, Inc.	4.750	2/15/2027	904,900
250,000	Yum! Brands, Inc. - 144A	4.750	1/15/2030	256,162
				75,675,795
	SEMICONDUCTORS - 0.0%
500,000	Quorvo, Inc. - 144A	4.375	10/15/2029	500,475

	SOFTWARE - 0.0%
1,000,000	Castle U.S. Holding Corp. - 144A	9.500	2/15/2028	944,700
250,000	Fair Isaac Corp. - 144A	4.000	6/15/2028	249,438
500,000	PTC, Inc. - 144A	3.625	2/15/2025	495,375
500,000	PTC, Inc. - 144A	4.000	2/15/2028	493,125
				2,182,638
	TELECOMMUNICATIONS - 0.0%
100,000	CenturyLink, Inc. - 144A	4.000	2/15/2027	97,625
1,600,000	Connect Finco SARL / Connect US Finco LLC - 144A	6.750	10/1/2026	1,521,040
				1,618,665
	TRANSPORTATION - 0.1%
4,000,000	XPO Logistics, Inc. - 144A	6.250	5/1/2025	4,060,000

	TOTAL CORPORATE BONDS (Cost - $2,716,849,219)			2,672,202,639

	MUNICIPAL BONDS & NOTES - 0.5%
	CALIFORNIA - 0.3%
10,350,000	Metropolitan Water District of Southern California	6.947	7/1/2040	10,432,489
5,385,000	State of California	7.700	11/1/2030	5,546,550
				15,979,039
	ILLINOIS - 0.0%
1,250,000	Metropolitan Pier & Exposition Authority	5.000	6/15/2050	1,142,550

	NEW YORK - 0.2%
10,000,000	New York State Urban Development Corp.	3.900	3/15/2033	10,960,400

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $27,345,032)			28,081,989

	SHORT-TERM INVESTMENTS - 23.1%
	CERTIFICATES OF DEPOSITS - 0.7%
	BANKS - 0.7%
40,000,000	Toronto-Dominion Bank, New York, SOFR + 0.420% **	0.430	9/30/2020	39,957,238
	TOTAL CERTIFICATES OF DEPOSITS (Cost - $40,000,000)

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	SHORT-TERM INVESTMENTS - 23.1% (Continued)
	COMMERCIAL PAPER - 2.6%
	AUTO MANUFACTURERS - 2.6%
34,000,000	AT&T, Inc.	0.000	6/4/2020	$33,968,862
50,000,000	Boeing Co.	0.000	5/14/2020	49,956,736
34,000,000	Boeing Co.	0.000	5/20/2020	33,955,233
20,000,000	Ford Motor Credit Co., LLC	0.000	7/31/2020	19,810,736
	TOTAL COMMERCIAL PAPER (Cost $137,749,274)			137,691,567

Shares
	MONEY MARKET FUNDS - 19.3%
200,000,000	BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Insititutional Shares, 0.20%+	200,000,000
99,900,100	Dreyfus Cash Management - Institutional Shares, 0.49% +	100,009,990
318,308,239	Dreyfus Treasury Obligations Cash Management Fund - Institutional Shares, 0.16% +	318,308,239
200,000,000	Fidelity Investments Money Market Government Portfolio - Class I, 0.16% +	200,000,000
200,000,000	Northern Institutional Treasury Portfolio, 0.27% +	200,000,000
	TOTAL MONEY MARKET FUNDS (Cost - $1,018,308,239)	1,018,318,229

Principal Amount ($)
	REPURCHASE AGREEMENTS - 0.5%
25,000,000	Fixed Income Clearing Corp., dated 4/30/2020, due 5/1/2020, 0.03%, repurchase price $25,000,000 value at maturity including interest earned $25,000,021 (Collateralized by U.S. Treasury Note $21,405,100, 2.875%, 8/15/2028; aggregate market value plus accrued interest $25,500,105)	25,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost - $25,000,000)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,221,057,513)	1,220,967,034

Contracts ^		Strike Price	Expiration	Notional Amount
	OPTIONS PURCHASED* - 1.1%
	PUT OPTIONS PURCHASED - 0.0%
20,000	2 -Year U.S. Treasury Note Futures	$108.00	June-20	$2,160,000,000	—
	TOTAL PUT OPTIONS PURCHASED (Cost $625,000)

	CALL OPTIONS PURCHASED - 1.1%
10,000	10-Year U.S. Treasury Note Futures	133.00	June-20	1,330,000,000	60,781,300
	TOTAL PUT OPTIONS PURCHASED (Cost $4,593,790)

	TOTAL OPTIONS PURCHASED (Cost $5,218,790)				60,781,300

Shares
	COLLATERAL FOR SECURITIES LOANED - 0.0%
576,951	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Insitutional Shares, 0.15% + (b)	576,951
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $576,951)

	TOTAL INVESTMENTS - 91.5% (Cost - $4,806,412,423)	$4,836,251,145
	OTHER ASSETS LESS LIABILITIES - 8.5%	447,676,881
	NET ASSETS - 100.0%	$5,283,928,026

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

*	Non-income producing.

**	Variable rate security. Interest rate is as of April 30, 2020.

#	Affiliated Security.

^	Each option contract allows the Fund to sell 1 underlying futures contract.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2020.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $773,806,782 or 14.6% of net assets.

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $562,035 at April 30, 2020.

(b)	Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $0.

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

FUTURES CONTRACTS
			Notional Value at	Unrealized
Number of Contracts	Open Long Future Contracts	Expiration	April 30, 2020	Appreciation
1,327	5-Year U.S. Treasury Note Futures	June-20	$166,517,268	$419,096
4,705	S&P 500 E-Mini Futures	June-20	682,789,600	73,733,512
	TOTAL LONG FUTURE CONTRACTS			$74,152,608

			Notional Value at	Unrealized
Number of Contracts	Open Short Future Contracts	Expiration	April 30, 2020	(Depreciation)
(10,392)	10-Year U.S. Treasury Note Futures	June-20	$(1,445,142,696)	$(231,166)
(52)	10-Year Ultra Treasury Note Futures	June-20	(11,688,612)	(1,238,817)
(13)	U.S. Treasury Long Bond Futures	June-20	(2,353,403)	(101,559)
	TOTAL SHORT FUTURE CONTRACTS			$(1,571,542)

	TOTAL FUTURES CONTRACTS			$72,581,066

TOTAL RETURN SWAPS
						Unrealized
Notional Amount at	Number of		Interest Rate			Appreciation/
April 30, 2020	Shares	Reference Entity	Payable (1)	Termination Date	Counterparty	(Depreciation)
$637,412,699	8,278,087	iShare iBoxx High Yield Corporate Bond ETF	3-Month USD_LIBOR minus 35 bp	7/1/2020	GS	$27,789,995
254,345,000	3,250,000	iShare iBoxx High Yield Corporate Bond ETF	1-Month USD_LIBOR plus 22 bp	7/24/2020	JPM	7,038,492
105,456,000	1,300,000	iShare iBoxx High Yield Corporate Bond ETF	1-Month USD_LIBOR minus 20 bp	7/14/2020	JPM	(928,327)
338,000,357	3,581,271	SPDR Bloomberg Barclays High Yield Bond ETF	3-Month USD_LIBOR plus 15 bp	7/1/2020	GS	16,187,183
						$50,087,343

GS - Goldman Sachs International

JPM - J.P. Morgan

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

OPEN CREDIT DEFAULT SWAP AGREEMENTS - (3)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION (1)
			Interest Rate	Notional Value at		Upfront	Unrealized
Reference Entity	Counterparty	Termination Date	Payable	April 30, 2020	Fair Value	Premiums Paid	Depreciation
General Electric Company	GS	6/20/2020	1.00%	$28,000,000	$(24,267)	$(7,607)	$(16,660)

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)
			Interest Rate	Notional Value at		Upfront	Unrealized
Reference Entity	Counterparty	Termination Date	Payable	April 30, 2020	Fair Value	Premiums Paid	Depreciation
CDX North American
High Yield Series 33	GS	12/20/2024	5.00%	$130,634,000	$(6,780,514)	$(5,282,626)	$(1,497,888)
CDX North American
High Yield Series 34	GS	6/20/2025	5.00%	1,264,100,000	(58,204,381)	(51,603,175)	(6,601,206)
CDX North American High Yield Series 34	MS	6/20/2025	5.00%	95,000,000	(4,374,192)	(3,878,096)	(496,096)
					$(69,359,087)	$(60,763,897)	$(8,595,190)

TOTAL OPEN CREDIT DEFAULT SWAP					$(69,383,354)	$(60,771,504)	$(8,611,850)

TOTAL SWAP APPRECIATION							$41,475,493

GS - Goldman Sachs

MS - Morgan Stanley

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a buyer of credit protection will either (i) receive a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(3)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

The accompanying notes are an integral part of these financial statements.

Navigator Ultra Short Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 97.2%
	AEROSPACE/DEFENSE- 2.6%
1,500,000	Spirit AeroSystems, Inc., 3 mo. LIBOR + 0.800% **	1.541	6/15/2021	$1,411,043

	AUTO MANUFACTURERS - 19.4%
1,500,000	American Honda Finance Corp., 3 mo. LIBOR + 0.350% **	1.118	6/11/2021	1,486,158
2,500,000	BMW US Capital LLC, 3 mo. LIBOR + 0.410% - 144A **	1.721	4/12/2021	2,457,573
1,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.550% - 144A **	2.301	5/4/2021	973,290
1,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.900% - 144A **	2.592	2/15/2022	947,197
1,000,000	Ford Motor Credit Co. LLC, 3 mo. LIBOR + 2.550% **	3.937	1/7/2021	966,417
500,000	Hyundai Capitla America, 3 mo. LIBOR + 0.940% - 144A **	2.292	7/8/2021	483,991
1,680,000	Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.770% - 144A **	2.477	11/13/2020	1,663,928
1,500,000	Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.860% - 144A **	2.064	9/24/2021	1,457,560
				10,436,114
	BANKS - 15.2%
2,000,000	Bank of America Corp., 3 mo. LIBOR + 0.660% **	1.769	7/21/2021	1,994,507
1,000,000	Barclays Bank PLC, 3 mo. LIBOR + 0.400% **	2.096	8/21/2020	992,500
1,000,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.360% **	2.351	4/23/2021	1,003,177
2,000,000	Regions Bank, 3 mo. LIBOR + 0.500% **	2.207	8/13/2021	1,976,365
2,250,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.300% **	2.700	7/30/2021	2,225,432
				8,191,981
	BUILDING MATERIALS - 5.5%
1,534,000	Martin Marietta Materials, Inc., 3 mo. LIBOR + 0.650% **	2.333	5/22/2020	1,534,645
1,410,000	Vulcan Materials Co., 3 mo. LIBOR + 0.600% **	1.340	6/15/2020	1,407,521
				2,942,166
	COMPUTERS - 2.8%
1,500,000	Hewlett Packard Enterprise Co., 3 mo. LIBOR + 0.680% **	1.464	3/12/2021	1,486,019

	DIVERSIFIED FINANCIAL SERVICES - 3.7%
2,000,000	Capital One Financial Corp., 3 mo. LIBOR + 0.450% **	2.220	10/30/2020	1,994,756

	ELECTRIC - 4.6%
2,476,000	Sempra Energy, 3 mo. LIBOR + 0.500% **	1.719	1/15/2021	2,450,995

	FOOD - 11.5%
1,380,000	Campbell Soup Co., 3 mo. LIBOR + 0.630% **	1.370	3/15/2021	1,368,058
840,000	Conagra Brands, Inc., 3 mo. LIBOR + 0.500% **	1.820	10/9/2020	835,519
2,768,000	General Mills, Inc., 3 mo. LIBOR + 0.540% **	1.716	4/16/2021	2,753,707
756,000	Kraft Heinz Foods Co., 3 mo. LIBOR + 0.570% **	2.304	2/10/2021	745,183
500,000	Tyson Foods, Inc., 3 mo. LIBOR + 0.450% **	2.146	8/21/2020	499,517
				6,201,984
	HOME BUILDERS - 0.6%
320,000	DR Horton, Inc.	2.550	12/1/2020	319,017

	INSURANCE - 9.8%
175,000	Assurant, Inc., 3 mo. LIBOR + 1.250% **	2.482	3/26/2021	174,594
1,750,000	Jackson National Life Global Funding, SOFR + 0.500% - 144A **	0.510	5/27/2021	1,718,578
3,500,000	Metropolitan Life Global Funding I, SOFR + 0.550% - 144A **	0.573	1/17/2023	3,378,174
				5,271,346
	MISCELLANEOUS MANUFACTURING - 4.6%
2,500,000	Textron, Inc., 3 mo. LIBOR + 0.550% **	2.284	11/10/2020	2,478,587

	PHARMACEUTICALS - 8.3%
2,515,000	Cigna Corp., 3 mo. LIBOR + 0.650% **	1.493	9/17/2021	2,473,209
2,000,000	CVS Health Corp., 3 mo. LIBOR + 0.720% **	1.719	3/9/2021	1,996,114
				4,469,323
	PIPELINES - 6.8%
1,500,000	MPLX LP, 3 mo. LIBOR + 0.900% **	1.899	9/9/2021	1,411,543
2,230,000	Spectra Energy Partners LP, 3 mo. LIBOR + 0.700% **	2.014	6/5/2020	2,225,097
				3,636,640
	REITS - 1.8%
1,000,000	AvalonBay Communities, Inc., 3 mo. LIBOR + 0.430% **	1.649	1/15/2021	988,006

	TOTAL CORPORATE BONDS (Cost - $53,098,287)			52,277,977

The accompanying notes are an integral part of these financial statements.

Navigator Ultra Short Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Shares		Value
	SHORT-TERM INVESTMENTS - 2.6%
	MONEY MARKET FUND - 2.6%
1,398,269	Dreyfus Treasury Obligations Cash Management Fund - Institutional Shares, 0.16% +	$1,398,269
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,398,269)

	TOTAL INVESTMENTS - 99.8% (Cost - $54,496,556)	$53,676,246
	OTHER ASSETS LESS LIABILITIES - 0.2%	105,286
	NET ASSETS - 100.0%	$53,781,532

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partner

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

**	Variable rate security. Interest rate is as of April 30, 2020.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2020.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $13,080,291 or 24.3% of net assets.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2020

			Navigator	Navigator
	Navigator		Duration	Sentry
	Equity Hedged		Neutral Bond	Managed
	Fund		Fund	Volatility Fund

Assets:
Investments in Securities at Cost (including affiliated securities of $2,332,257, $0 and $0, respectively)	$40,581,570		$53,486,374	$10,232,200
Investments in Securities at Value (including affiliated securities of $1,805,420, $0 and $0, respectively)	$40,690,406	(a)	$53,646,946	$8,791,028
Deposits with Broker for Futures Contracts	—		3,958,417	—
Deposits with Broker for Option Contracts	—		—	400,000
Receivable for Fund Shares Sold	354		29,035	—
Dividends and Interest Receivable	5,060		495,403	670
Due from Investment Advisor	—		—	5,723
Prepaid Expenses and Other Assets	58,360		16,849	9,014
Total Assets	40,754,180		58,146,650	9,206,435

Liabilities:
Collateral on Securities Loaned	9,682,219		—	—
Option Contracts Written at Value (premiums received of $0, $0 and $3,193,332
respectively)	—		—	1,935,500
Payable for Fund Shares Redeemed	83,983		79,369	—
Unrealized Depreciation on Futures Contracts	—		2,231,149	—
Accrued Advisory Fees	10,488		29,274	—
Accrued Distribution Fees	393		195	6
Payable to Related Parties	17,092		18,660	18,339
Accrued Expenses and Other Liabilities	20,134		16,938	8,097
Total Liabilities	9,814,309		2,375,585	1,961,942

Net Assets	$30,939,871		$55,771,065	$7,244,493

Composition of Net Assets:
At April 30, 2020, Net Assets consisted of:
Paid-in-Capital	$35,987,364		$58,621,032	$54,425,596
Accumulated Losses	(5,047,493)		(2,849,967)	(47,181,103)
Net Assets	$30,939,871		$55,771,065	$7,244,493

Net Asset Value Per Share
Class A Shares:
Net Assets	$708,660		$231,530	$25,912
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	88,297		23,796	30,064
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$8.03		$9.73	$0.86
Maximum Offering Price Per Share (Maximum sales charge of 5.50%, 3.75% and 3.75%, respectively)	$8.50		$10.11	$0.89

Class C Shares:
Net Assets	$319,850		$178,581	$143
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	42,469		18,628	166
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$7.53		$9.59	$0.86	(b)

Class I Shares:
Net Assets	$29,911,361		$55,360,954	$7,218,438
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	3,751,020		5,713,982	8,348,568
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$7.97		$9.69	$0.86

(a)	Includes loaned securities with a value of $14,816,098.

(b)	NAV does not recalculate due to rounding of net assets.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
April 30, 2020

			Navigator Ultra
	Navigator Tactical		Short Bond
	Fixed Income Fund		Fund

Assets:
Investments in Securities at Cost (including affiliated securities of $85,859,886 and $0, respectively)	$4,806,412,423		$54,496,556
Investments in Securities at Value (including affiliated securities of $83,878,719 and $0 respectively)	$4,836,251,145	(a)	$53,676,246
Cash	123,595		—
Cash Collateral for Swaps	7,000,000		—
Receivable for Fund Shares Sold	11,432,144		—
Dividends and Interest Receivable	—		117,245
Unrealized Appreciation on Swap Contracts	41,475,493		—
Unrealized Appreciation on Futures Contracts	74,152,608		—
Deposits with Broker	412,350,559		—
Prepaid Expenses and Other Assets	233,183		26,948
Total Assets	5,383,018,727		53,820,439
			—
Liabilities:
Due to Broker for Futures Contracts	1,392,284
Collateral on Securities Loaned	576,951		—
Premiums Received for Swap Contracts	60,771,502		—
Payable for Securities Purchased	11,100,000		—
Payable for Fund Shares Redeemed	4,527,796		—
Payable for Dividends and Distributions	14,233,308		—
Unrealized Depreciation on Futures Contracts	1,571,542		—
Accrued Advisory Fees	3,592,798		7,808
Accrued Distribution Fees	24,330		—
Payable to Related Parties	228,174		10,756
Accrued Expenses and Other Liabilities	1,072,016		20,343
Total Liabilities	99,090,701		38,907

Net Assets	$5,283,928,026		$53,781,532

Composition of Net Assets:
At April 30, 2020, Net Assets consisted of:
Paid-in-Capital	$5,203,560,906		$54,285,349
Accumulated Earnings (Losses)	80,367,120		(503,817)
Net Assets	$5,283,928,026		$53,781,532

Net Asset Value Per Share
Class A Shares:
Net Assets	$59,523,943		$103
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	5,761,790		10
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$10.33		$10.21	(b)
Maximum Offering Price Per Share (Maximum sales charge of 3.75% and 3.75%, respectively)	$10.73		$10.61

Class C Shares:
Net Assets	$14,958,363
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	1,443,470
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$10.36

Class I Shares:
Net Assets	$5,209,445,720		$53,781,429
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	504,454,742		5,413,482
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$10.33		$9.93

(a)	Includes loaned securities with a value of $562,035.

(b)	NAV does not recalculate due to rounding of net assets.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2020

	Navigator Equity Hedged Fund	Navigator Duration Neutral Bond Fund	Navigator Sentry Managed Volatility Fund
Investment Income:
Dividend Income (including income on affiliated securities of $0, $0 and $0, respectively)	$321,694	$40,529	$—
Interest Income	4,234	634,145	36,535
Securities Lending -net	29,840	—	—
Total Investment Income	355,768	674,674	36,535

Expenses:
Investment Advisory Fees	121,395	168,352	41,786
Distribution Fees:
Class A	930	316	89
Class C	1,636	926	—
Administration Fees	27,424	39,917	27,424
Registration & Filing Fees	23,870	13,426	11,437
Third Party Administrative Servicing Fees	12,932	10,471	4,481
Transfer Agent Fees	9,445	12,924	9,445
Chief Compliance Officer Fees	8,748	8,945	8,549
Audit Fees	8,475	9,653	8,475
Trustees’ Fees	6,462	8,910	6,462
Legal Fees	5,483	5,398	6,956
Custody Fees	2,703	1,153	1,794
Printing Expense	2,489	2,975	994
Insurance Expense	646	448	150
Interest Expense	—	—	1,531
Miscellaneous Expenses	2,233	2,263	2,233
Total Expenses	234,871	286,077	131,806
Less: Expenses waived or fees reimbursed by Advisor for Affiliated Holdings	(5,788)	—	—

Plus (Less): Expenses recaptured or expenses waived/reimbursed by the Advisor	(54,320)	2,891	(68,821)
Net Expenses	174,763	288,968	62,985
Net Investment Income (Loss)	181,005	385,706	(26,450)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments (including loss on affiliated securities of $(2,027,161), $0 and $0, respectively)	(2,497,865)	1,288,740	(595,946)
Securities Sold Short	—	—	(2,070,949)
Futures Contracts	—	104,786	—
Options Purchased	—	(141,735)	7,691,715
Options Written	—	—	(5,168,395)
	(2,497,865)	1,251,791	(143,575)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including gain on affiliated securities of $1,862,983, $0 and $0, respectively)	1,325,407	(2,213,580)	—
Futures Contracts	—	(2,683,868)	—
Options Purchased	—	1,357,812	(1,370,908)
Options Written	—	—	1,181,439
	1,325,407	(3,539,636)	(189,469)

Net Realized and Unrealized Loss on Investments	(1,172,458)	(2,287,845)	(333,044)

Net Decrease in Net Assets Resulting From Operations	$(991,453)	$(1,902,139)	$(359,494)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended April 30, 2020

	Navigator Tactical	Navigator Ultra
	Fixed Income Fund	Short Bond Fund
Investment Income:
Dividend Income (including income on affiliated securities of $897,671 and $0, respectively)	$5,654,834	$—
Interest Income	35,640,644	900,858
Securities Lending -net	64,251	—
Total Investment Income	41,359,729	900,858

Expenses:
Investment Advisory Fees	21,608,690	111,507
Distribution Fees:
Class A	73,682	—
Class C	70,341	—
Third Party Administrative Servicing Fees	2,645,690	1,038
Administration Fees	487,361	32,809
Transfer Agent Fees	302,796	9,418
Printing Expense	165,640	5,201
Custody Fees	137,166	4,789
Chief Compliance Officer Fees	49,849	9,425
Insurance Expense	47,805	1,190
Registration & Filing Fees	46,607	17,489
Audit Fees	9,692	10,003
Legal Fees	11,473	4,492
Trustees’ Fees	7,319	6,451
Miscellaneous Expenses	83,491	2,233
Total Expenses	25,747,602	216,045
Less: Expenses waived or fees reimbursed by Advisor for Affiliated Holdings	(491,988)	—
Less: Expenses waived or fees reimbursed by the Advisor	—	(12,058)
Net Expenses	25,255,614	203,987
Net Investment Income	16,104,115	696,871

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments (including loss on affiliated securities of $(517,040) and $0, respectively)	13,640,213	(5,097)
Futures Contracts	97,061,887	—
Swap Contracts	(128,522,954)	—
Options Purchased	5,093,350	—
	(12,727,504)	(5,097)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including loss on affiliated securities of $(1,657,013) and $0, respectively)	(46,988,858)	(940,425)
Futures Contracts	73,617,235	—
Swap Contracts	19,344,597	—
Options Purchased	56,390,640	—
	102,363,614	(940,425)

Net Realized and Unrealized Gain (Loss) on Investments	89,636,110	(945,522)

Net Increase (Decrease) in Net Assets Resulting From Operations	$105,740,225	$(248,651)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Navigator Equity Hedged Fund
	For the Six Months	For the Year
	Ended	Ended
	April 30, 2020	October 31, 2019
	(Unaudited)
Operations:
Net Investment Income	$181,005	$452,436
Net Realized Loss on Investments	(2,497,865)	(1,012,542)
Distribution of Realized Gains From Underlying Investment Companies	—	9,645
Net Change in Unrealized Appreciation on Investments	1,325,407	1,441,997
Net increase (decrease) in net assets resulting from operations	(991,453)	891,536

Distributions to Shareholders:
Total Distributions Paid
Class A	(4,708)	(8,918)
Class C	(865)	(3,779)
Class I	(238,311)	(496,054)
Net decrease in net assets resulting from distributions to shareholders	(243,884)	(508,751)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	36,750	66,720
Class C	1,950	3,500
Class I	4,592,346	10,017,042
Distributions Reinvested:
Class A	3,258	6,059
Class C	803	3,559
Class I	229,853	483,250
Cost of Shares Redeemed:
Class A	(50,469)	(107,641)
Class C	(14,378)	(109,101)
Class I	(5,797,213)	(15,205,500)
Net decrease in net assets resulting from shares of beneficial interest	(997,100)	(4,842,112)

Decrease in Net Assets	(2,232,437)	(4,459,327)

Net Assets:
Beginning of Period	33,172,308	37,631,635
End of Period	$30,939,871	$33,172,308

SHARE ACTIVITY
Class A:
Shares Sold	4,459	8,260
Shares Reinvested	379	770
Shares Redeemed	(6,044)	(13,142)
Net decrease in shares of beneficial interest outstanding	(1,206)	(4,112)

Class C:
Shares Sold	251	453
Shares Reinvested	99	484
Shares Redeemed	(1,815)	(14,297)
Net decrease in shares of beneficial interest outstanding	(1,465)	(13,360)

Class I:
Shares Sold	564,261	1,232,302
Shares Reinvested	26,915	61,824
Shares Redeemed	(719,368)	(1,858,879)
Net decrease in shares of beneficial interest outstanding	(128,192)	(564,753)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Duration Neutral Bond Fund
	For the Six Months Ended April 30, 2020	For the Year Ended October 31, 2019
	(Unaudited)
Operations:
Net Investment Income	$385,706	$1,206,054
Net Realized Gain (Loss) on Investments, Options and Futures Contracts	1,251,791	(1,105,027)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Options, and Futures Contracts	(3,539,636)	1,747,787
Net increase (decrease) in net assets resulting from operations	(1,902,139)	1,848,814

Distributions to Shareholders:
From Return of Capital:		(618)
Class A	—
Class C	—	(190)
Class I	—	(135,640)
Total Distributions Paid
Class A	(1,057)	(21,226)
Class C	(434)	(8,067)
Class l	(348,342)	(2,798,083)
Net decrease in net assets resulting from distributions to shareholders	(349,833)	(2,963,824)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	670	1,000
Class I	8,866,747	7,281,272
Distributions Reinvested:
Class A	1,057	21,843
Class C	434	8,257
Class I	302,418	2,801,169
Cost of Shares Redeemed:
Class A	(39,101)	(226,537)
Class C	(5,250)	(23,020)
Class I	(11,068,994)	(8,550,507)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(1,942,019)	1,313,477

Increase (Decrease) in Net Assets	(4,193,991)	198,467

Net Assets:
Beginning of Period	59,965,056	59,766,589
End of Period	$55,771,065	$59,965,056

SHARE ACTIVITY
Class A:
Shares Sold	65	99
Shares Reinvested	105	2,187
Shares Redeemed	(3,850)	(22,492)
Net decrease in shares of beneficial interest outstanding	(3,680)	(20,206)

Class C:
Shares Reinvested	44	837
Shares Redeemed	(527)	(2,318)
Net decrease in shares of beneficial interest outstanding	(483)	(1,481)

Class I:
Shares Sold	878,827	722,465
Shares Reinvested	30,166	281,471
Shares Redeemed	(1,120,214)	(850,115)
Net increase (decrease) in shares of beneficial interest outstanding	(211,221)	153,821

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Sentry Managed Volatility Fund
	For the Six Months	For the Year
	Ended	Ended
	April 30, 2020	October 31, 2019
	(Unaudited)
Operations:
Net Investment Loss	$(26,450)	$(26,665)
Net Realized Loss on Investments and Options	(143,575)	(3,550,339)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	(189,469)	9,744
Net decrease in net assets resulting from operations	(359,494)	(3,567,260)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	47,483	180,457
Class C	165	—
Class I	9,150,480	4,782,952
Cost of Shares Redeemed:
Class A	(121,714)	(32,810)
Class I	(10,977,657)	(6,592,382)
Net decrease in net assets resulting from shares of beneficial interest	(1,901,243)	(1,661,783)

Decrease in Net Assets	(2,260,737)	(5,229,043)

Net Assets:
Beginning of Period	9,505,230	14,734,273
End of Period**	$7,244,493	$9,505,230

SHARE ACTIVITY
Class A:
Shares Sold	41,778	127,664
Shares Redeemed	(116,475)	(24,112)
Net increase (decrease) in shares of beneficial interest outstanding	(74,697)	103,552

Class C:
Shares Sold	165	—
Net increase in shares of beneficial interest outstanding	165	—

Class I:
Shares Sold	9,980,343	3,365,254
Shares Redeemed	(9,850,071)	(4,381,296)
Net increase (decrease) in shares of beneficial interest outstanding	130,272	(1,016,042)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical Fixed Income Fund
	For the Six Months	For the Year
	Ended	Ended
	April 30, 2020	October 31, 2019
	(Unaudited)
Operations:
Net Investment Income	$16,104,115	$101,829,793
Net Realized Gain (Loss) on Investments, Swaps, Options and Futures Contracts	(12,727,504)	6,150,168
Distribution of Realized Gains From Underlying Investment Companies	—	570,645
Net Change in Unrealized Appreciation on Investments, Swaps, Options and Futures Contracts	102,363,614	76,639,274
Net increase in net assets resulting from operations	105,740,225	185,189,880

Distributions to Shareholders:
Total Distributions Paid
Class A	(627,196)	(1,082,309)
Class C	(104,466)	(211,136)
Class I	(61,042,552)	(112,306,441)
Net decrease in net assets resulting from distributions to shareholders	(61,774,214)	(113,599,886)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	16,433,687	34,421,226
Class C	3,527,922	4,910,955
Class I	1,405,369,098	2,212,047,770
Distributions Reinvested:
Class A	598,013	1,018,292
Class C	94,425	185,052
Class I	38,846,095	71,550,043
Cost of Shares Redeemed:
Class A	(14,546,582)	(12,856,336)
Class C	(2,312,389)	(2,904,346)
Class I	(1,131,821,793)	(1,059,422,401)
Net increase in net assets resulting from shares of beneficial interest	316,188,476	1,248,950,255

Increase in Net Assets	360,154,487	1,320,540,249

Net Assets:
Beginning of Period	4,923,773,539	3,603,233,290
End of Period	$5,283,928,026	$4,923,773,539

SHARE ACTIVITY
Class A:
Shares Sold	1,603,784	3,396,959
Shares Reinvested	58,988	100,937
Shares Redeemed	(1,417,395)	(1,269,106)
Net increase in shares of beneficial interest outstanding	245,377	2,228,790

Class C:
Shares Sold	345,043	482,784
Shares Reinvested	9,310	18,287
Shares Redeemed	(225,077)	(284,936)
Net increase in shares of beneficial interest outstanding	129,276	216,135

Class I:
Shares Sold	137,294,769	217,920,847
Shares Reinvested	3,830,410	7,098,900
Shares Redeemed	(111,001,780)	(104,571,733)
Net increase in shares of beneficial interest outstanding	30,123,399	120,448,014

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Navigator Ultra Short Bond Fund
	For the Six Months	For the Period *
	Ended	Ended
	April 30, 2020	October 31, 2019
	(Unaudited)
Operations:
Net Investment Income	$696,871	$1,535,186
Net Realized Gain (Loss) on Investments	(5,097)	66,903
Net Change in Unrealized Appreciation (Depreciation) on Investments	(940,425)	120,115
Net increase (decrease) in net assets resulting from operations	(248,651)	1,722,204

Distributions to Shareholders:
Total Distributions Paid
Class I	(691,007)	(1,304,172)
Net decrease in net assets resulting from distributions to shareholders	(691,007)	(1,304,172)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	—	100
Class I	1,993,443	108,950,117
Distributions Reinvested:
Class I	691,007	1,304,172
Cost of Shares Redeemed:
Class I	(31,134,174)	(27,501,507)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(28,449,724)	82,752,882

Increase (Decrease) in Net Assets	(29,389,382)	83,170,914

Net Assets:
Beginning of Period	83,170,914	—
End of Period	$53,781,532	$83,170,914

SHARE ACTIVITY
Class A:
Shares Sold	—	10
Net increase in shares of beneficial interest outstanding	—	10

Class I:
Shares Sold	199,326	10,893,074
Shares Reinvested	69,251	130,223
Shares Redeemed	(3,137,210)	(2,741,182)
Net increase (decrease) in shares of beneficial interest outstanding	(2,868,633)	8,282,115

*	For the period March 21, 2019 (commencement of operations) to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Equity Hedged Fund - Class A
	For the Six Months Ended April 30, 2020		For the Year Ended October 31, 2019	For the Period Ended October 31, 2018*		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Year Ended September 30, 2015
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$8.32		$8.26	$8.93		$9.78	$8.83	$8.72		$9.60
From Operations:
Net investment income (loss) (a)	0.04		0.08	(0.01)		0.01	0.06	0.06		0.02
Net gain (loss) from securities (both realized and unrealized)	(0.28)		0.08	(0.66)		0.39	0.97	0.35		(0.50)
Total from operations	(0.24)		0.16	(0.67)		0.40	1.03	0.41		(0.48)
Distributions to shareholders from:
Net investment income	(0.05)		(0.10)	—		(0.01)	(0.08)	(0.03)		(0.01)
Net realized gains	—		—	—		(1.24)	—	(0.27)		(0.39)
Total distributions	(0.05)		(0.10)	—		(1.25)	(0.08)	(0.30)		(0.40)
Net Asset Value, End of Period/Year	$8.03		$8.32	$8.26		$8.93	$9.78	$8.83		$8.72
Total Return (b)	(2.91	)% (h)	2.03%	(7.50	)% (h)	4.22%	11.68%	4.83%		(5.37)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$709		$745	$773		$812	$11,465	$7,022		$3,838
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.69	% (g)	1.63%	1.59	% (g)	1.48%	1.53%	1.37	% (f)	1.41%
net of waivers/reimbursement (c)	1.31	% (g)	1.31%	1.33	% (g)	1.31%	1.32%	1.37	% (f)	1.35%
Ratio of net investment income (loss) to average net assets (c)(d)	0.90	% (g)	0.95%	(0.67	)% (g)	0.11%	0.68%	0.67%		0.26%
Portfolio turnover rate	240	% (h)	470%	33	% (h)	490%	371%	363%		292%

	Navigator Equity Hedged Fund - Class C
	For the		For the	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Period Ended		Year Ended	Year Ended	Year Ended		Year Ended
	April 30, 2020		October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$7.81		$7.78	$8.42		$9.41	$8.48	$8.42		$9.34
From Operations:
Net investment income (loss) (a)	0.01		0.02	(0.01)		0.00 (e)	(0.01)	(0.01)		(0.05)
Net gain (loss) from securities (both realized and unrealized)	(0.27)		0.08	(0.63)		0.29	0.94	0.34		(0.48)
Total from operations	(0.26)		0.10	(0.64)		0.29	0.93	0.33		(0.53)
Distributions to shareholders from:
Net Investment Income	(0.02)		(0.07)	—		(0.04)	—	—		—
Net realized gains	—		—	—		(1.24)	—	(0.27)		(0.39)
Total distributions	(0.02)		(0.07)	—		(1.28)	—	(0.27)		(0.39)
Net Asset Value, End of Period/Year	$7.53		$7.81	$7.78		$8.42	$9.41	$8.48		$8.42
Total Return (b)	(3.34	)% (h)	1.38%	(7.60	)% (h)	3.31%	10.97%	4.04%		(6.05)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$320		$343	$446		$484	$506	$787		$1,228
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	2.44	% (g)	2.38%	2.34	% (g)	2.27%	2.28%	2.24	% (f)	2.16%
net of waivers/reimbursement (c)	2.06	% (g)	2.06%	2.08	% (g)	2.06%	2.07%	2.12	% (f)	2.10%
Ratio of net investment income (loss) to average net assets (c)(d)	0.13	% (g)	0.25%	(1.42	)% (g)	0.01%	(0.07)%	(0.11)%		(0.57)%
Portfolio turnover rate	240	% (h)	470%	33	% (h)	490%	371%	363%		292%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Ratio includes 0.02% attributed to interest expense.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Equity Hedged Fund - Class I
	For the		For the	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Period Ended		Year Ended	Year Ended	Year Ended		Year Ended
	April 30, 2020		October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$8.27		$8.19	$8.86		$9.84	$8.87	$8.76		$9.64
From Operations:
Net investment income (loss) (a)	0.05		0.10	(0.00	) (h)	0.09	0.09	0.08		0.04
Net gain (loss) from securities (both realized and unrealized)	(0.29)		0.09	(0.67)		0.31	0.97	0.35		(0.50)
Total from operations	(0.24)		0.19	(0.67)		0.40	1.06	0.43		(0.46)
Distributions to shareholders from:
Net investment income	(0.06)		(0.11)	—		(0.14)	(0.09)	(0.05)		(0.03)
Net realized gains	—		—	—		(1.24)	—	(0.27)		(0.39)
Total distributions	(0.06)		(0.11)	—		(1.38)	(0.09)	(0.32)		(0.42)
Net Asset Value, End of Period/Year	$7.97		$8.27	$8.19		$8.86	$9.84	$8.87		$8.76
Total Return (b)	(2.93	)% (g)	2.44%	(7.56	)% (g)	4.46%	12.04%	5.01%		(5.10)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$29,911		$32,084	$36,413		$40,055	$32,151	$34,298		$45,675
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.44	% (f)	1.38%	1.34	% (f)	1.27%	1.28%	1.24	% (e)	1.16%
net of waivers/reimbursement (c)	1.06	% (f)	1.06%	1.08	% (f)	1.06%	1.07%	1.12	% (e)	1.10%
Ratio of net investment income (loss) to average net assets (c)(d)	1.13	% (f)	1.25%	(0.42	)% (f)	1.02%	0.94%	0.91%		0.43%
Portfolio turnover rate	240	% (g)	470%	33	% (g)	490%	371%	363%		292%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Ratio includes 0.02% attributed to interest expense.

(f)	Annualized.

(g)	Not annualized.

(h)	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Duration Neutral Bond Fund - Class A
	For the		For the	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Period Ended		Year Ended	Year Ended	Year Ended		Year Ended
	April 30, 2020		October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.08		$10.27	$10.32		$10.27	$10.13	$10.03		$10.42
From Operations:
Net investment income (a)	0.05		0.18	0.02		0.09	0.13	0.13		0.13
Net gain (loss) from securities (both realized and unrealized)	(0.36)		0.10	(0.07)		0.10	0.15	0.10		(0.36)
Total from operations	(0.31)		0.28	(0.05)		0.19	0.28	0.23		(0.23)
Distributions to shareholders from:
Net investment income	(0.04)		(0.16)	—		(0.09)	(0.14)	(0.13)		(0.12)
Return of capital	—		(0.02)	—		—	—	—		—
Net realized gains	—		(0.29)	—		(0.05)	—	—		(0.04)
Total distributions	(0.04)		(0.47)	—		(0.14)	(0.14)	(0.13)		(0.16)
Net Asset Value, End of Period/Year	$9.73		$10.08	$10.27		$10.32	$10.27	$10.13		$10.03
Total Return (b)	(3.06	)% (g)	2.86%	(0.48	)% (g)	1.92%	2.82%	2.28%		(2.18)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$232		$277	$490		$492	$1,017	$1,371		$1,362
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	1.18	% (f)	1.17%	1.19	% (f)	1.60%	1.60%	1.61%		1.90%
net of waivers/reimbursement/recapture (c)	1.18	% (f)	1.17%	1.19	% (f)	1.60%	1.60%	1.68	% (e)	1.90%
Ratio of net investment income to average net assets (c)(d)	1.04	% (f)	1.81%	1.84	% (f)	0.91%	1.31%	1.26%		1.32%
Portfolio turnover rate	98	% (g)	156%	4	% (g)	177%	39%	97%		81%

	Navigator Duration Neutral Bond Fund - Class C
	For the		For the	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Period Ended		Year Ended	Year Ended	Year Ended		Year Ended
	April 30, 2020		October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$9.95		$10.15	$10.21		$10.17	$10.05	$9.96		$10.36
From Operations:
Net investment income (a)	0.01		0.10	0.01		0.02	0.06	0.05		0.06
Net gain (loss) from securities (both realized and unrealized)	(0.35)		0.10	(0.07)		0.10	0.14	0.11		(0.37)
Total from operations	(0.34)		0.20	(0.06)		0.12	0.20	0.16		(0.31)
Distributions to shareholders from:
Net investment income	(0.02)		(0.10)	—		(0.03)	(0.08)	(0.07)		(0.05)
Return of capital	—		(0.01)	—		—	—	—		—
Net realized gains	—		(0.29)	—		(0.05)	—	—		(0.04)
Total distributions	(0.02)		(0.40)	—		(0.08)	(0.08)	(0.07)		(0.09)
Net Asset Value, End of Period/Year	$9.59		$9.95	$10.15		$10.21	$10.17	$10.05		$9.96
Total Return (b)	(3.39	)% (g)	2.08%	(0.59	)% (g)	1.21%	1.95%	1.56%		(2.95)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$179		$190	$209		$210	$322	$522		$767
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	1.93	% (f)	1.92%	1.94	% (f)	2.35%	2.35%	2.39%		2.65%
net of waivers/reimbursement/recapture (c)	1.93	% (f)	1.92%	1.94	% (f)	2.35%	2.35%	2.45	% (e)	2.65%
Ratio of net investment income to average net assets (c)(d)	0.28	% (f)	1.02%	1.09	% (f)	0.17%	0.56%	0.46%		0.55%
Portfolio turnover rate	98	% (g)	156%	4	% (g)	177%	39%	97%		81%

*	For the period October 1, 2018 to October 31, 2018

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived fees/reimbursed expenses from prior periods

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Duration Neutral Bond Fund - Class I
	For the		For the	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Period Ended		Year Ended	Year Ended	Year Ended		Year Ended
	April 30, 2020		October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.04		$10.23	$10.28		$10.23	$10.10	$10.00		$10.39
From Operations:
Net investment income (a)	0.06		0.20	0.02		0.13	0.16	0.15		0.16
Net gain (loss) from securities (both realized and unrealized)	(0.35)		0.11	(0.07)		0.09	0.14	0.11		(0.37)
Total from operations	(0.29)		0.31	(0.05)		0.22	0.30	0.26		(0.21)
Distributions to shareholders from:
Net investment income	(0.06)		(0.19)	—		(0.12)	(0.17)	(0.16)		(0.14)
Return of capital	—		(0.02)	—		—	—	—		—
Net realized gains	—		(0.29)	—		(0.05)	—	—		(0.04)
Total distributions	(0.06)		(0.50)	—		(0.17)	(0.17)	(0.16)		(0.18)
Net Asset Value, End of Period/Year	$9.69		$10.04	$10.23		$10.28	$10.23	$10.10		$10.00
Total Return (b)	(2.94	)% (g)	3.14%	(0.49	)% (g)	2.23%	2.99%	2.55%		(2.03)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$55,361		$59,498	$59,068		$59,953	$55,741	$77,470		$72,143
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	0.93	% (f)	0.92%	0.95	% (f)	1.35%	1.35%	1.35%		1.65%
net of waivers/reimbursement/recapture (c)	0.94	% (e,f)	0.92%	0.95	% (f)	1.35%	1.35%	1.42	% (e)	1.65%
Ratio of net investment income to average net assets (c)(d)	1.26	% (f)	2.02%	2.09	% (f)	1.22%	1.55%	1.50%		1.55%
Portfolio turnover rate	98	% (g)	156%	4	% (g)	177%	39%	97%		81%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived fees/reimbursed expenses from prior periods.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Sentry Managed Volatility Fund - Class A
	For the		For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Period Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2020		October 31, 2019		October 31, 2018*		September 30, 2018		September 30, 2017		September 30, 2016		September 30, 2015
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$1.13		$1.58		$1.38		$1.97		$4.16		$6.86		$7.83
From Operations:
Net investment loss (a)	(0.00	) (g)	(0.00	) (g)	(0.00	) (g)	(0.02)		(0.04)		(0.08)		(0.10)
Net gain (loss) from securities (both realized and unrealized)	(0.27)		(0.45)		0.20		(0.57)		(2.15)		(2.62)		(0.87)
Total from operations	(0.27)		(0.45)		0.20		(0.59)		(2.19)		(2.70)		(0.97)
Net Asset Value, End of Period/Year	$0.86		$1.13		$1.58		$1.38		$1.97		$4.16		$6.86
Total Return (b)	(23.89	)% (d)	(28.48)%		14.49	% (d)	(29.95)%		(52.64)%		(39.36)%		(12.39)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$26		$118		$2		$2		$2		$5		$8
Ratio of expenses to average net assets,
before waiver/reimbursement (e)	1.50	% (c)	2.59%		1.74	% (c)	2.29%		2.17	% (i)	1.90	% (i)	1.66%
net of waivers/reimbursement (e)	1.50	% (c)	1.50%		0.99	% (c)	1.50%		1.56	% (i)	1.65	% (i)	1.50%
Ratio of net investment loss to average net assets (e)(f)	(0.50	)% (c)	(0.08)%		(1.19	)% (c)	(1.03)%		(1.16)%		(1.57)%		(1.50)%
Portfolio turnover rate	0	% (d)	0%		0	% (d)	0%		0%		3,321%		84,387%

	Navigator Sentry Managed Volatility Fund - Class C
	For the		For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Period Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2020		October 31, 2019		October 31, 2018*		September 30, 2018		September 30, 2017		September 30, 2016		September 30, 2015
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$1.14		$1.60		$1.40		$1.98		$4.19		$6.87		$7.83
From Operations:
Net investment loss (a)	(0.00	) (g)	(0.00	) (g)	(0.00	) (g)	(0.00	) (g)	—		—		—
Net gain (loss) from securities (both realized and unrealized)	(0.28)		(0.46)		0.20		(0.58)		(2.21)		(2.68)		(0.96)
Total from operations	(0.28)		(0.46)		0.20		(0.58)		(2.21)		(2.68)		(0.96)
Net Asset Value, End of Period/Year	$0.86		$1.14		$1.60		$1.40		$1.98		$4.19		$6.87
Total Return (b)	(24.56	)% (d)	(28.75)%		14.29	% (d)	(29.29)%		(52.74)%		(39.01)%		(12.26)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$143	(h)	$1	(h)	$2	(h)	$1	(h)	$2	(h)	$4	(h)	$7 (h)
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	2.25	% (c)	3.34%		2.99	% (c)	3.04	% (j)	2.92	% (i)	2.65	% (i)	2.41%
net of waivers/reimbursement (e)	2.25	% (c)	2.25%		2.25	% (c)	2.25	% (j)	2.31	% (i)	2.40	% (i)	2.25%
Ratio of net investment loss to average net assets (e)(f)	(1.54	)% (c)	(1.21)%		(2.25	)% (c)	(2.25)%		(2.25)%		(2.32)%		(2.25)%
Portfolio turnover rate	0	% (d)	0%		0	% (d)	0%		0%		3,321%		84,387%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Amount is actual; not presented in thousands.

(i)	Ratio includes 0.15% and 0.06%, respectively, for the years ended September 30, 2016 and 2017 attributed to interest expense.

(j)	Ratio includes less than 0.01% of the interest expense.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Sentry Managed Volatility Fund - Class I
	For the		For the		For the		For the	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended		Year Ended	Year Ended		Year Ended		Year Ended
	April 30, 2020		October 31, 2019		October 31, 2018*		September 30, 2018	September 30, 2017		September 30, 2016		September 30, 2015
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$1.14		$1.60		$1.40		$1.98	$4.19		$6.87		$7.83
From Operations:
Net investment loss (a)	(0.00	) (h)	(0.00	) (h)	(0.00	) (h)	(0.01)	(0.03)		(0.07)		(0.09)
Net gain (loss) from securities (both realized and unrealized)	(0.28)		(0.46)		0.20		(0.57)	(2.18)		(2.61)		(0.87)
Total from operations	(0.28)		(0.46)		0.20		(0.58)	(2.21)		(2.68)		(0.96)
Net Asset Value, End of Period/Year	$0.86		$1.14		$1.60		$1.40	$1.98		$4.19		$6.87
Total Return (b)	(24.56	)% (d)	(28.75)%		14.29	% (d)	(29.29)%	(52.74)%		(39.01)%		(12.26)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$7,218		$9,387		$14,732		$13,141	$12,282		$20,857		$37,584
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.25	% (c)	2.34%		1.99	% (c)	2.04%	1.96	% (g)	1.65	% (g)	1.41%
net of waivers/reimbursement (e)	1.25	% (c)	1.25%		1.25	% (c)	1.25%	1.31	% (g)	1.40	% (g)	1.25%
Ratio of net investment loss to average net assets (e)(f)	(0.54	)% (c)	(0.21)%		(1.06	)% (c)	(0.80)%	(0.95)%		(1.32)%		(1.25)%
Portfolio turnover rate	0	% (d)	0%		0	% (d)	0%	0%		3,321%		84,387%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Ratio includes 0.15% and 0.06%, respectively, for the years ended September 30, 2016 and 2017 attributed to interest expense.

(h)	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Tactical Fixed Income Fund - Class A
	For the		For the	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Period Ended		Year Ended	Year Ended	Year Ended		Year Ended
	April 30, 2020		October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.24		$10.06	$10.20		$10.52	$10.42	$9.55		$9.79
From Operations:
Net investment income (a)	0.02		0.22	0.02		0.11	0.06	0.22		0.18
Net gain (loss) from securities (both realized and unrealized)	0.18		0.21	(0.16)		0.18	0.65	0.95		(0.23)
Total from operations	0.20		0.43	(0.14)		0.29	0.71	1.17		(0.05)
Distributions to shareholders from:
Net investment income	(0.11)		(0.24)	—		(0.43)	(0.35)	(0.30)		(0.19)
Net realized gains	(0.00	) (g)	(0.01)	—		(0.18)	(0.26)	—		(0.00	) (g)
Total distributions	(0.11)		(0.25)	—		(0.61)	(0.61)	(0.30)		(0.19)
Net Asset Value, End of Period/Year	$10.33		$10.24	$10.06		$10.20	$10.52	$10.42		$9.55
Total Return (b)	1.98	% (d)	4.34%	(1.37	)% (d)	2.82%	7.06%	12.38%		(0.54)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$59,524		$56,467	$33,079		$35,743	$38,935	$32,937		$26,529
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.25	% (c)	1.24%	1.21	% (c)	1.25%	1.28%	1.31%		1.31%
net of waivers/reimbursement (e)	1.23	% (c)	1.22%	1.20	% (c)	1.24%	1.24%	1.22	% (h)	1.21%
Ratio of net investment income to average net assets (e)(f)	0.39	% (c)	2.16%	2.05	% (c)	1.08%	0.69%	2.24%		1.82%
Portfolio turnover rate	107	% (d)	151%	15	% (d)	148%	278%	302%		402%

	Navigator Tactical Fixed Income Fund - Class C
	For the		For the	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Period Ended		Year Ended	Year Ended	Year Ended		Year Ended
	April 30, 2020		October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.27		$10.09	$10.24		$10.53	$10.43	$9.56		$9.78
From Operations:
Net investment income (loss) (a)	(0.02)		0.14	0.01		0.03	(0.01)	0.15		0.10
Net gain (loss) from securities (both realized and unrealized)	0.18		0.22	(0.16)		0.18	0.65	0.95		(0.23)
Total from operations	0.16		0.36	(0.15)		0.21	0.64	1.10		(0.13)
Distributions to shareholders from:
Net investment income	(0.07)		(0.17)	—		(0.32)	(0.28)	(0.23)		(0.09)
Net realized gains	(0.00	) (g)	(0.01)	—		(0.18)	(0.26)	—		(0.00	) (g)
Total distributions	(0.07)		(0.18)	—		(0.50)	(0.54)	(0.23)		(0.09)
Net Asset Value, End of Period/Year	$10.36		$10.27	$10.09		$10.24	$10.53	$10.43		$9.56
Total Return (b)	1.60	% (d)	3.56%	(1.46	)% (d)	2.06%	6.30%	11.60%		(1.28)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$14,958		$13,494	$11,083		$11,002	$9,155	$6,016		$2,983
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	2.00	% (c)	1.99%	1.96	% (c)	2.00%	2.03%	2.06%		2.06%
net of waivers/reimbursement (e)	1.98	% (c)	1.97%	1.96	% (c)	1.99%	1.99%	1.97	% (h)	1.96%
Ratio of net investment income (loss) to average net assets (e)(f)	(0.37	)% (c)	1.42%	1.27	% (c)	0.33%	(0.09)%	1.51%		1.04%
Portfolio turnover rate	107	% (d)	151%	15	% (d)	148%	278%	302%		402%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived fees/reimbursed expenses from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Tactical Fixed Income Fund - Class I
	For the		For the	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Period Ended		Year Ended	Year Ended	Year Ended		Year Ended
	April 30, 2020		October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017	2016		2015
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.23		$10.06	$10.19		$10.54	$10.43	$9.56		$9.81
From Operations:
Net investment income (a)	0.03		0.24	0.02		0.15	0.09	0.25		0.19
Net gain (loss) from securities (both realized and unrealized)	0.19		0.21	(0.15)		0.16	0.66	0.94		(0.22)
Total from operations	0.22		0.45	(0.13)		0.31	0.75	1.19		(0.03)
Distributions to shareholders from:
Net investment income	(0.12)		(0.27)	—		(0.48)	(0.38)	(0.32)		(0.22)
Net realized gains	(0.00	) (g)	(0.01)	—		(0.18)	(0.26)	—		(0.00	) (g)
Total distributions	(0.12)		(0.28)	—		(0.66)	(0.64)	(0.32)		(0.22)
Net Asset Value, End of Period/Year	$10.33		$10.23	$10.06		$10.19	$10.54	$10.43		$9.56
Total Return (b)	2.22	% (d)	4.48%	(1.28	)% (d)	3.01%	7.42%	12.63%		(0.33)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$5,209,446		$4,853,812	$3,559,071		$3,514,175	$829,872	$408,942		$277,788
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.00	% (c)	0.99%	0.96	% (c)	1.00%	1.04%	0.97%		1.06%
net of waivers/reimbursement (e)	0.98	% (c)	0.97%	0.96	% (c)	0.99%	0.99%	1.06	% (h)	0.96%
Ratio of net investment income to average net assets (e)(f)	0.63	% (c)	2.41%	2.09	% (c)	1.44%	0.86%	2.49%		1.93%
Portfolio turnover rate	107	% (d)	151%	15	% (d)	148%	278%	302%		402%

*	For the period October 1, 2018 to October 31, 2018

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived fees/reimbursed expenses from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Navigator Ultra Short Bond Fund - Class A		Navigator Ultra Short Bond Fund - Class A
	For the Six Months Ended April 30, 2020		For the Period* Ended October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$10.24		$10.00
From Operations:
Net investment income (a)	0.20		0.22
Net gain from securities (both realized and unrealized)	(0.15)		0.02
Total from operations	0.05		0.24
Distributions to shareholders from:
Net investment income	(0.07)		—
Net realized gains	(0.01)		—
Total distributions	(0.08)		—
Net Asset Value, End of Period	$10.21		$10.24
Total Return (b)	0.47	% (f)	2.40	% (f)
Ratios/Supplemental Data
Net assets, end of period (g)	102		102
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	0.83	% (e)	0.81	% (e)
net of waivers/reimbursement (c)	0.80	% (e)	0.80	% (e)
Ratio of net investment income to average net assets (c)(d)	3.91	% (e)	3.48	% (e)
Portfolio turnover rate	7	% (f)	62	% (f)

	Navigator Ultra Short Bond Fund - Class I		Navigator Ultra Short Bond Fund - Class I
	For the Six Months Ended April 30, 2020		For the Period* Ended October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$10.04		$10.00
From Operations:
Net investment income (a)	0.09		0.15
Net gain from securities (both realized and unrealized)	(0.11)		0.01
Total from operations	(0.02)		0.16
Distributions to shareholders from:
Net investment income	(0.08)		(0.12)
Net realized gains	(0.01)		—
Total distributions	(0.09)		(0.12)
Net Asset Value, End of Period	$9.93		$10.04
Total Return (b)	(0.23	)% (f)	1.62	% (f)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$53,781		$83,171
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	0.58	% (e)	0.56	% (e)
net of waivers/reimbursement/recapture (c)	0.55	% (e)	0.55	% (e)
Ratio of net investment income to average net assets (c)(d)	1.88	% (e)	2.43	% (e)
Portfolio turnover rate	7	% (f)	62	% (f)

*	Inception date of Class A and Class I shares is March 21, 2019. Start of performance is March 25, 2019.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Amount is actual ; not presented in thousands.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2020

1.	ORGANIZATION

Navigator Equity Hedged Fund (“Equity Fund”), Navigator Duration Neutral Bond Fund (“Bond Fund”), Navigator Sentry Managed Volatility Fund (“Sentry Fund”), Navigator Tactical Fixed Income Fund (“Tactical Fund”) and Navigator Ultra Short Bond Fund (“Ultra Fund”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005 (the Equity Fund, Bond Fund, Sentry Fund, Tactical Fund and Ultra Fund are each a “Fund” and collectively the “Funds”). The Bond Fund is a non-diversified series of the Trust, and the Equity Fund, Sentry Fund, Tactical Fund and Ultra Fund are each a diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund offers three classes of shares designated as Class A, Class C and Class I except the Ultra Fund which offers only Class A and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.50% for the Equity Fund and 3.75% for all other Funds. Class C and Class I shares are offered at NAV. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The primary investment objective of the Equity Fund, which commenced operations on December 28, 2010, is long-term capital appreciation. The primary investment objective of the Bond Fund, which commenced operations on September 23, 2013, is to maximize total return, which is comprised of income and capital appreciation, while hedging interest rate exposure. The primary investment objective of the Sentry Fund, which commenced operations on March 6, 2014, is to seek negative correlation to the U.S. equity markets, including positive returns in unfavorable equity markets. The primary investment objective of the Tactical Fund, which commenced operations on March 27, 2014, is to seek total return with a secondary goal of current income. The primary investment objective of the Ultra Fund, which commenced operations on March 21, 2019, is current income consistent with the preservation of capital.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV. Swaps are valued through an independent pricing service or at fair value based upon the daily price reporting based on the underlying index or asset.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily avail or able are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2020 for the Funds’ assets and liabilities measured at fair value:

Equity Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,644,738	$—	$—	$28,644,738
Mutual Fund	1,805,420	—	—	1,805,420
Short-Term Investments	558,029	—	—	558,029
Collateral For Securities Loaned	9,682,219		—	9,682,219
Total	$40,690,406	$—	$—	$40,690,406

Bond Fund

Assets**	Level 1	Level 2	Level 3	Total
Municipal Bonds & Notes	$—	$44,665,741	$—	$44,665,741
Options Purchased	1,442,189	—	—	1,442,189
Short-Term Investments	7,539,016	—	—	7,539,016
Total	$8,981,205	$44,665,741	$—	$53,646,946

Liabilities
Futures Contracts*	$(2,231,149)	$—	$—	$(2,231,149)

Sentry Fund

Assets**	Level 1	Level 2	Level 3	Total
Call Options Purchased	$—	$61,000	$—	$61,000
Put Options Purchased	—	2,862,500	—	2,862,500
Short-Term Investments	5,867,528	—	—	5,867,528
Total	$5,867,528	$2,923,500	$—	$8,791,028

Liabilities
Call Options Written	$—	$153,000	$—	$153,000
Put Options Written	—	1,782,500	—	1,782,500
Total	$—	$1,935,500	$—	$1,935,500

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Tactical Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$420,471,773	$—	$—	$420,471,773
Mutual Funds	423,167,302	—	—	423,167,302
Agency Bonds	—	10,002,157	—	10,002,157
Corporate Bonds	—	2,672,202,639	—	2,672,202,639
Municipal Bonds & Notes	—	28,081,989	—	28,081,989
Short-Term Investments	1,043,318,229	177,648,805	—	1,220,967,034
Options Purchased	60,781,300	—	—	60,781,300
Collateral for Securities Loaned	576,951	—	—	576,951
Futures Contracts*	74,152,608	—	—	74,152,608
Open Swap Contracts^	—	51,015,670	—	51,015,670
Total	$2,022,468,163	$2,938,951,260	$—	$4,961,419,423

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,571,542	$—	$—	$1,571,542
Open Swap Contracts^	8,611,850	928,327	—	$9,540,177
Total	$10,183,392	$928,327	$—	$11,111,719

Ultra Fund

Assets**	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$52,277,977	$—	$52,277,977
Short-Term Investments	1,398,269	—	—	1,398,269
Total	$1,398,269	$52,277,977	$—	$53,676,246

The Funds did not hold any Level 3 securities during the period.

*	Includes cumulative unrealized gain (loss) on futures contracts open at April 30, 2020.

**	Refer to the Portfolio of Investments for industry, geographic, or other classifications.

^	The amounts shown for swaps are unrealized appreciation/depreciation.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying funds that are open-end investment companies are valued at their respective NAVs as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the highest cost method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise, and equities which are subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1 bankruptcy ) or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk - ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Futures – The Bond Fund and Tactical Fund are subject to interest rate risk in the normal course of pursuing their investment objectives. To help manage interest rate risk, the Bond Fund and Tactical Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Bond Fund and Tactical Fund are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposits with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Bond Fund and Tactical Fund will receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Bond Fund and Tactical Fund recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Bond Fund and Tactical Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Bond Fund an Tactical Fund’s Portfolios of Investments.

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Funds to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these operations exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Repurchase Agreements – The Tactical Fund may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Tactical Fund’s agreement to resell the securities at par. The Advisor only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the Advisor in accordance with procedures adopted by the Board. Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day. In the event the seller at under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

The notional value of the derivative instruments outstanding as of April 30, 2020 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets and Liabilities – International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Tactical Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. Additionally, the Tactical Fund and each derivative counterparty enter into a Credit Support Annex which becomes part of the ISDA Master Agreement. The Credit Support Annex governs the margin collateral arrangements between the Tactical Fund and the derivative counterparty.

Under an ISDA Master Agreement or similar agreement, the Funds typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by a counterparty, the return of collateral with market value in excess of the Funds net liability, held by the defaulting party, may be delayed or denied.

The Funds’ policy is to re cognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at April 30, 2020.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Equity Fund:
Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of	Financial
	of Recognized	Assets &	Assets &	Instruments	Collateral
Description	Liabilities	Liabilities	Liabilities	Pledged (1)	Pledged/(Received)	Net Amount
Securities lending	$9,682,219	$—	$9,682,219	$9,682,219	$—	$—

Bond Fund:
Gross Amounts Not Offset in the Statement
Assets:					of Assets & Liabilities
			Gross Amounts	Net Amounts
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement	Financial
		Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Counterparty	Assets	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Futures contracts	RBC	$(2,231,149)	$—	$(2,231,149)	$—	$3,958,417	$1,727,268

RBC - Royal Bank of Canada

(1)	The amount is limited to the gross recognized liability and, accordingly, does not include excess collateral pledged.

The effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020.

	Asset Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value
Options/Interest rate risk	Investments in Securities at Value	$1,442,189
Futures contracts/Interest rate risk	Unrealized Depreciation on Futures	(2,231,149)
Total		$(788,960)

The effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2020.

			Change in Unrealized
			Appreciation
Contract Type/Primary Risk		Realized Gain (Loss) on	/(Depreciation) on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives
Future Contracts/Interest rate	Net realized gain (loss) on future contracts/Net change unrealized appreciation/(depreciation) on futures contracts	$104,786	$(2,683,868)

Options/Interest rate risk	Net realized gain (loss) on options purchased / Net unrealized appreciation/(depreciation) on options change purchased	(141,735)	1,357,812
Total		$(36,949)	$(1,326,056)

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Sentry Fund:
Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities
			Gross Amounts	Net Amounts
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement	Financial
		Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Counterparty	Liabilities	Liabilities	Liabilities	Pledged (2)	Pledged/(Received) (1)	Net Amount
Options contracts written	Pershing	$1,935,500	$—	$1,935,500	$1,535,500	$400,000	$—

(1)	Included with deposit with broker on the Statement of Assets of Liabilities.

(2)	The amount is limited to the net derivative balance and accordingly does not include excess collateral pledged.

The effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Options/Volatility and Equity price risk	Investments in Securities at Value	$2,923,500	Options Contracts Written at Value	$1,935,500
		$2,923,500		$1,935,500

The effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2020.

			Change in Unrealized
			Appreciation
Contract Type/Primary Risk		Realized Gain (Loss) on	/(Depreciation) on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives
Options/Volatility risk and Equity price risk	Net realized gain (loss) on options purchased/Net change unrealized appreciation/(depreciation) on options purchased	$7,691,715	$(1,370,908)

Options/Volatility risk and Equity price risk	Net realized gain (loss) in on options written / Net change unrealized appreciation/(depreciation) on options written	(5,168,395)	1,181,439
Total		$2,523,320	$(189,469)

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Tactical Fund:
					Gross Amounts Not Offset in the Statement
Assets:					of Assets& Liabilities
			Gross
			Amounts
			Offset in the	Net Amounts
			Statement of	Presented in the	Financial
	Counter	Gross Amounts of	Assets &	Statement of Assets	Instruments	Collateral
Description	party	Recognized Assets	Liabilities	& Liabilities	Pledged	Pledged/(Received) (1)	Net Amount
Securities Lending		$576,951	$—	$576,951	$—	$(576,951)	$—
Repurchase Agreement	FICC	25,000,000	—	25,000,000	—	(25,000,000)	—
Futures Contracts	GS	74,152,608	—	74,152,608	—	—	74,152,608
Swap Contracts	GS	43,977,178	—	43,977,178	—	—	43,977,178
Swap Contracts	JPM	7,038,492	—	7,038,492	—	—	7,038,492
Total		$150,745,229	$—	$150,745,229	$—	$(25,576,951)	$125,168,278

					Gross Amounts Not Offset in the Statement
Liabilities:					of Assets& Liabilities
			Gross
			Amounts
			Offset in the	Net Amounts
		Gross Amounts of	Statement of	Presented in the
	Counter	Recognized	Assets &	Statement of Assets	Financial	Collateral
Description	party	Liabilities	Liabilities	& Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures Contracts	GS	$1,571,542	$—	$1,571,542	$—	$1,571,542	$—
Swap Contracts	GS	(8,611,850)	—	(8,611,850)	—	8,611,850 *	—
Swap Contracts	JPM	(928,327)	—	(928,327)	—	928,327 *	—
Total		$(7,968,635)	$—	$(7,968,635)	$—	7,968,635	$—

*	Included with Due to Broker for Swaps and Cash Collateral for Swaps on the Statement of Assets and Liabilities.

(1)	Included with deposit with broker on the Statement of Assets and Liabilities.

FICC- Fixed Income Clearing Corp.

GS - Goldman Sachs

JPM - J. P. Morgan

The effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Options/Interest Rate Risk	Investments in Securities at Value	$60,781,300		$—

Futures contracts/Interest rate risk	Unrealized Appreciation on Futures Contracts	74,152,608		1,571,542
Credit default swaps/Credit risk	Unrealized Appreciation on Swap Contracts	—		8,611,850
Total return swaps/Interest rate risk	Unrealized Appreciation on Swap Contracts	51,015,670		928,327
		$185,949,578		$11,111,719

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

The effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2020.

			Change in
			Unrealized
Contract Type/	Location of Gain or (Loss) On	Realized Gain (Loss)	Appreciation (Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Credit default swaps/Credit risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$(183,015,302)	$(31,247,664)
Total return swaps/interest rate risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	54,492,348	50,592,261
Futures contracts /Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	97,061,887	73,617,235
Options/Interest rate risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options	5,093,350	56,390,640
Total		$(26,367,717)	$149,352,472

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2017 to September 30, 2019 and October 31, 2019, or expected to be taken in the Funds’ October 31, 2020 year end tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio, Nebraska (for fiscal years prior to fiscal year ended October 31, 2019) and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Dividends from investment income are declared and paid annually for the Equity Fund and Sentry Fund and declared and paid quarterly for the Bond Fund, Tactical Fund and Ultra Fund, and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Clark Capital Management Group, Inc. serves as the Funds’ investment advisor (the “Advisor”).

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Pursuant to the investment advisory agreement (the “Advisory Agreement”) with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Equity Fund, 0.55% of the average daily net assets of the Bond Fund, 0.85% of the average daily net assets of the Sentry Fund, 0.85% of the average daily net assets of the Tactical Fund up to $4.5 billion, 0.80% of the of the average daily net assets of the Tactical Fund from $4.5 billion to $5.5 billion and 0.75% of the average daily net assets of the Tactical Fund above $5.5 billion (previously 0.85% through June 24 2019) , and 0.30% of the average daily net assets of the Ultra Fund. For the six months ended April 30, 2020, the Advisor earned advisory fees of $121,395, $168,352, $41,786, $21,608,690 and $111,507 for the Equity Fund, Bond Fund, Sentry Fund, Tactical Fund and Ultra Fund, respectively.

Pursuant to an exemptive order, the Equity Fund invested a portion of its assets in the Sentry Fund and the Tactical Fund invested a portion of its assets in the Bond Fund and Ultra Fund. The Advisor has agreed to waive its net advisory fee (after expense limitation agreement waiver) on the portion of the Equity Fund’s assets that are invested in the Sentry Fund and the Tactical Fund’s assets that are invested in the Bond Fund and Ultra Fund. For the six months ended April 30, 2020, the Equity Fund and Tactical Fund waived $5,788 and $491,988, respectively, in advisory fees pursuant to this agreement.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) at least until the expiration dates specified below and will not exceed the following levels of the average daily net assets attributable to each class of shares:

				Expiration
Fund	Class A	Class C	Class I	Date
Equity Fund	1.35%	2.10%	1.10%	1/31/2021
Bond Fund	1.60%	2.35%	1.35%	1/31/2021
Sentry Fund	1.50%	2.25%	1.25%	1/31/2021
Tactical Fund	—	—	—	—
Ultra Fund	0.80%	—	0.55%	1/31/2021

Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation amounts listed above, within three years of when the amounts were waived. During the six months ended April 30, 2020 the Advisor waived/recaptured $54,320, $2,891, $68,821 and $12,058 in fees from the Equity Fund, Bond Fund, Sentry Fund and Ultra Fund, respectively, pursuant to its contractual agreement.

The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	September 30, 2020	September 30, 2021	October 31, 2021	October 31, 2022	Total
Equity Fund	$71,320	$76,204	$8,250	$102,489	$258,263
Sentry Fund	113,645	113,601	9,750	135,211	372,207
Ultra Fund	—	—	—	8,732	8,732

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A and Class C shares, respectively, pursuant to Rule 12b-1 under the 1 940 Act, to pay for certain distribution activities

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended April 30, 2020, the Equity Fund incurred distribution fees of $930 and $1,636 for Class A shares and Class C shares, respectively, the Bond Fund incurred distribution fees of $316 and $926 for Class A shares and Class C shares, respectively, the Sentry Fund incurred distribution fees of $89 for Class A shares, and the Tactical Fund incurred distribution fees of $73,682 and $70,341 for Class A shares and Class C shares.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended April 30, 2020, the Distributor received $52,933 in underwriting commissions for sales of Class A shares, of which $2,997 was retained by the principal underwriter or other affiliated broker dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS an the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from the sale of securities, other than short-term securities and U. S. Government securities, for the six months ended April 30, 2020, amounted to $75,755,806 and $76,678,949, respectively, for the Equity Fund; $44,639,994 and $51,790,579, respectively, for the Bond Fund; $0 and $0, respectively, for the Sentry Fund; $4,184,682,293 and $4,015,799,844, respectively, for the Tactical Fund; and $4,998,845 and $16,669,110, respectively, for the Ultra Fund. The cost of purchases and the proceeds from the sale of U.S. Government securities for the six months ended April 30, 2020 for the Tactical Fund were $32,099,364 and $52,757,671, respectively.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at April 30, 2020, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Equity Hedged Fund	$35,074,387	$6,498,903	$(882,884)	$5,616,019
Duration Neutral Bond Fund	53,800,696	1,683,798	(1,837,548)	(153,750)
Sentry Managed Volatility Fund	5,242,104	1,613,424	—	1,613,424
Tactical Fixed Income Fund	4,960,505,915	79,416,934	(203,671,704)	(124,254,770)
Ultra Short Bond Fund	54,496,557	616	(820,927)	(820,311)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended October 31, 2019 and September 30, 2018 and the one-month period ended October 31, 2018 were as follows:

For the year ended October 31, 2019:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Tax Exempt Income	Total
Navigator Equity Hedged Fund	$508,751	$—	$—		$508,751
Navigator Duration Neutral Bond Fund	710,478	962,124	136,448	1,154,774	2,963,824
Navigator Sentry Managed Volatility Fund	—	—	—		—
Navigator Tactical Fixed Income Fund	111,472,108	2,127,778	—		113,599,886
Navigator Ultra Short Bond Fund	1,304,172	—	—		1,304,172

For the year ended October, 2018:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Tax Exempt Income	Total
Navigator Equity Hedged Fund	$—	$—	$—		$—
Navigator Duration Neutral Bond Fund	—	—	—	—	—
Navigator Sentry Managed Volatility Fund	—	—	—		—
Navigator Tactical Fixed Income Fund	—	—	—		—
Navigator Ultra Short Bond Fund	—	—	—		—

For the year ended September 30, 2018:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Tax Exempt Income	Total
Navigator Equity Hedged Fund	$5,951,460	$151,860	$—	$—	$6,103,320
Navigator Duration Neutral Bond Fund	106,416	294,674	—	600,596	1,001,686
Navigator Sentry Managed Volatility Fund	—	—	—	—	—
Navigator Tactical Fixed Income Fund	111,854,808	—	—	—	111,854,808

*	For the one-month period ended October 31 2018 ,

As of October 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Navigator Equity Hedged Fund	$49,155	$—	$—	$(2,220,106)	$—	$(1,641,205)	$(3,812,156)
Navigator Duration Neutral Bond Fund	—	—	—	(1,752,732)	—	1,154,737	(597,995)
Navigator Sentry Managed Volatility Fund	—	—	—	(46,821,609)	—	—	(46,821,609)
Navigator Tactical Fixed Income Fund	21,732,735	—	—	(24,403,623)	—	39,071,997	36,401,109
Navigator Ultra Short Bond Fund	315,726	—	—	—	—	120,115	435,841

The difference between book basis and tax basis undistributed net investment income, unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for perpetual bonds, and the mark-to-market treatment of open futures and options.

At October 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

		Non-Expiring	Non-Expiring
	Expiring	Short-Term	Long-Term	CLCF Utilized	Total
Navigator Equity Hedged Fund	$—	$758,635	$1,461,471	$—	$2,220,106
Navigator Duration Neutral Bond Fund	—	747,518	1,005,214	—	1,752,732
Navigator Sentry Managed Volatility Fund	—	27,346,197	19,475,412	—	46,821,609
Navigator Tactical Fixed Income Fund	—	24,403,623	—	—	24,403,623
Navigator Ultra Short Bond Fund	—	—	—	—	—

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the period ended October 31, 2019 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Navigator Equity Hedged Fund	$—	$—
Navigator Duration Neutral Bond Fund	—	—
Navigator Sentry Managed Volatility Fund	(28,947)	28,947
Navigator Tactical Fixed Income Fund	—	—
Navigator Ultra Short Bond Fund	(17,809)	17,809

7.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Portfolios of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Morgan Stanley Institutional Liquidity Funds Government Portfolio, as presented below. The Lending Agent retains the right to offset amounts payable to the Funds under the Agreement against amounts payable by the Lending Agent. Accordingly, the Agreement does not permit the Funds to enforce a netting arrangement.

As of April 30,2020, the Equity Fund and Tactical Fund loaned securities which were collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities Loaned	Value of Collateral*
Equity Fund	$14,816,098	$15,131,496
Tactical Fund	$562,035	$576,951

*	The Equity Fund and the Tactical Fund received cash collateral of $9,682,219 and$576,951, respectively, which was subsequently invested in the Morgan Stanley Institutional Liquidity Funds Government Portfolio as reported in the Portfolios of Investments. In addition, the Equity Fund and the Tactical Fund received non-cash collateral of $5,449,277 an d$0, respectively, in the form of U.S. Government obligations,which the Funds cannot sell or repledge,and accordingly are not reflected in the Portfolios of Investments.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Securities Lending Transactions
Overnight and Continuous
Equity Fund
Morgan Stanley Institutional Liquidity Funds-Government Portfolio	$9,682,219

Tactical Fund
Morgan Stanley Institutional Liquidity Funds-Government Portfolio	$576,951

8.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or are affiliated through common management. Companies which are affiliates of the Equity Fund and Tactical Fund as of April 30, 2020 are noted in each Fund’s Portfolio of Investments. Transactions during the six months ended April 30, 2020 with affiliated companies were as follows:

Equity Fund

					Change in
Affiliated	Value - Beginning		Sales	Realized Gain /	Unrealized Gain /	Dividend	Value - End of	Ending
Holding	of Period	Purchases	Proceeds	(Loss)	(Loss)	Income	Period	Shares
Sentry Fund	$2,422,598	$1,347,000	$(1,800,000)	$(2,027,161)	$1,862,983	$—	$1,805,420	2,099,325

Tactical Fund

					Change in
Affiliated	Value - Beginning			Realized Gain /	Unrealized Gain /	Dividend	Value - End of
Holding	of Period	Purchases	Sales Proceeds	(Loss)	(Loss)	Income	Period	Ending Shares
Bond Fund	$36,962,148	$210,140	$(4,999,985)	$(288,760)	$(955,737)	$687,531	$30,927,806	3,191,724
Ultra Fund	82,702,937	687,532	(29,510,000)	(228,280)	(701,276)	210,140	52,950,913	5,332,418
	$119,665,085	$897,672	$(34,509,985)	$(517,040)	$(1,657,013)	$897,671	$83,878,719	8,524,142

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2020, Pershing LLC, accounts holding shares for the benefit of others, held approximately 48.05%, 78.2% and 89.4% of the Equity Fund, Bond Fund and Sentry Fund, respectively of the voting securities of the Fund. As of April 30, 2020, the Tactical Fund held approximately 98.5% of the Ultra Fund.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Fund currently invest a portion of its assets in the corresponding investment at April 30, 2020. The Fund may redeem its investment from the investment at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investment. The financial statements of the investment, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.

Fund	Investment	Percentage of Net Asset
Sentry Fund	Milestone Treasury Obligations Fund	79.4%

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

11.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU No. 2018-13, which changed certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removed the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and, the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed and the Funds have adopted this amendment early.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

On May 22, 2020, the Board of Trustees’ approved the liquidation of the Bond Fund. In connection with that liquidation, all outstanding shares of the Bond Fund will be redeemed on June 30, 2020.

Navigator Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
April 30, 2020

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of in vesting in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning November 1, 2019 and held through April 30, 2020.

Actual Expenses: The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading en titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	11/1/19	4/30/20	Period*	4/30/20	Period*
Navigator Equity Hedged Fund	1.31%	$1,000.00	$970.70	$6.42	$1,018.35	$6.57
Navigator Duration Neutral Bond Fund	1.18%	$1,000.00	$969.40	$5.78	$1,019.00	$5.92
Navigator Sentry Managed Volatility Fund	1.50%	$1,000.00	$761.10	$6.57	$1,017.40	$7.53
Navigator Tactical Fixed Income Fund	1.23%	$1,000.00	$1,019.80	$6.17	$1,018.75	$6.17
Navigator Ultra Short Bond Fund	0.00%	$1,000.00	$1,004.70	$0.00	$1,024.86	$0.00

Class C
Navigator Equity Hedged Fund	2.06%	$1,000.00	$966.60	$10.07	$1,014.62	$10.32
Navigator Duration Neutral Bond Fund	1.93%	$1,000.00	$966.10	$9.44	$1,015.27	$9.67
Navigator Sentry Managed Volatility Fund	2.25%	$1,000.00	$754.40	$9.81	$1,013.67	$11.26
Navigator Tactical Fixed Income Fund	1.98%	$1,000.00	$1,016.00	$9.94	$1,015.01	$9.93

Class I
Navigator Equity Hedged Fund	1.06%	$1,000.00	$970.70	$5.19	$1,019.59	$5.32
Navigator Duration Neutral Bond Fund	0.93%	$1,000.00	$970.60	$4.56	$1,020.23	$4.68
Navigator Sentry Managed Volatility Fund	1.25%	$1,000.00	$754.40	$5.45	$1,018.65	$6.27
Navigator Tactical Fixed Income Fund	0.98%	$1,000.00	$1,022.20	$4.94	$1,019.98	$4.93
Navigator Ultra Short Bond Fund	0.55%	$1,000.00	$997.70	$2.73	$1,022.13	$2.77

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended April 30, 2020 (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

Investment Advisor
Clark Capital Management Group, Inc.
1650 Market Street, 53rd Floor
Philadelphia, PA 19103

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-766-2264 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is or will be available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is or will be available without charge, upon request, by calling 1-877-766-2264.

Investor Information: 1-877-766-2264

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/7/20

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/7/20